[NORTHERN FUNDS LOGO]



-------------------------------------------------------------------------------
                          MONEY MARKET SEMIANNUAL
-------------------------------------------------------------------------------


[GRAPHIC PHOTO OF ABACUS]
[GRAPHIC PHOTO OF GEARS]
[GRAPHIC PHOTO OF STONES]

September 30, 2000

TABLE OF CONTENTS                                                           PAGE


Abbreviations and Other Information .........................................  1

    Statements of Assets and Liabilities ....................................  2
    Statements of Operations ................................................  3
    Statements of Changes in Net Assets .....................................  4
    Financial Highlights ....................................................  6
    Schedules of Investments
        Money Market Fund ................................................... 11
        U.S. Government Money Market Fund ................................... 17
        U.S. Government Select Money Market Fund ............................ 18
        Municipal Money Market Fund ......................................... 19
        California Municipal Money Market Fund .............................. 38

Notes to the Financial Statements ........................................... 43

THIS PAGE INTENTIONALLY LEFT BLANK.

ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.


Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities.


Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.



EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax
BAN          Bond Anticipation Notes
COLLD.       Collateralized
COP          Certificate of Participation
CP           Commercial Paper
CVP          Central Valley Project
FFCB         Federal Farm Credit Bank
FGIC         Financial Guaranty Insurance Corp.
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Freddie Mac
FNMA         Fannie Mae
FRN          Floating Rate Note
FSA          Financial Security Assurance
GIC          Guaranteed Investment Contract
GNMA         Government National Mortgage Association
G.O.         General Obligation
GTD.         Guaranteed
HDA          Housing Development Agency
HFA          Housing Finance Authority
IDA          Industrial Development Authority
IDR          Industrial Development Revenue
LOC          Letter of Credit
MBIA         Municipal Bond Insurance Association
ML/SG        Merrill Lynch Societe Generale
MTN          Medium Term Notes
P-FLOATS     Puttable Floating Rate Securities
PCR          Pollution Control Revenue
PSF          Permanent School Fund
RAN          Revenue Anticipation Notes
ROC          Reset Option Certificates
SFM          Single Family Mortgage
SLMA         SLM Holding Corp.
SOC GEN      Societe Generale
TAN          Tax Anticipation Notes
TOB          Tender Option Bond
TRAN         Tax and Revenue Anticipation Notes
TRB          Tax Revenue Bonds
VRDB         Variable Rate Demand Bond
VRDN         Variable Rate Demand Notes
VRN          Variable Rate Notes

----------------------
   NOT FDIC-INSURED
----------------------
    May lose value
   No bank guarantee
----------------------

An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2000 (UNAUDITED)

MONEY MARKET FUNDS

                                                                                                   U.S.
                                                                                      U.S.        GOV'T.                 CALIFORNIA
                                                                                     GOV'T.       SELECT     MUNICIPAL    MUNICIPAL
                                                                        MONEY         MONEY        MONEY       MONEY        MONEY
                                                                       MARKET        MARKET       MARKET      MARKET       MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA                             FUND          FUND         FUND        FUND         FUND
-------------------------------------------                          ----------     --------     -------    ----------    --------
ASSETS:

   Investments, at amortized cost                                    $5,740,472     $270,060     $721,341   $2,679,221    $461,141
   Repurchase agreements, at cost which approximates market value       650,000      239,000           --           --          --
   Cash                                                                     167            9          112           --          --
   Income receivable                                                     32,936        1,220        1,376       24,737       4,586
   Receivable for securities sold                                            --           --           --           --       1,100
   Receivable from Adviser                                                  152           13           17           60          11
   Prepaid and other assets                                                 150           25            5           54           3
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                 6,423,877      510,327      722,851    2,704,072     466,841
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:

   Cash overdraft                                                            --           --           --          272           7
   Dividends payable                                                     33,033        2,495        3,530        8,567       1,197
   Payable for securities purchased                                          --       28,799           --           --          --
   Accrued investment advisory fees                                         423           32           46          177          30
   Accrued administration fees                                              158           12           17           67          11
   Accrued transfer agent fees                                              106            8           11           44           7
   Accrued custody and accounting fees                                       --           --            5           --           2
   Accrued registration fees and other liabilities                          539           31           48          155          31
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                               34,259       31,377        3,657        9,282       1,285
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                        $6,389,618     $478,950     $719,194   $2,694,790    $465,556
------------------------------------------------------------------------------------------------------------------------------------

ANALYSIS OF NET ASSETS:

   Capital stock                                                     $6,389,469     $478,910     $719,167   $2,694,513    $465,521
   Undistributed net investment income                                      160           33           21          207          20
   Undistributed net realized gains (losses)                                (11)           7            6           70          15
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                        $6,389,618     $478,950     $719,194   $2,694,790    $465,556
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED AUTHORIZATION)        6,389,589      478,943      719,188    2,694,649     465,542


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                  $1.00        $1.00        $1.00        $1.00       $1.00
------------------------------------------------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS  Semiannual Report

STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

MONEY MARKET FUNDS

                                                                                               U.S.
                                                                                 U.S.         GOV'T.                    CALIFORNIA
                                                                                GOV'T.        SELECT      MUNICIPAL      MUNICIPAL
                                                                   MONEY         MONEY        MONEY         MONEY          MONEY
                                                                  MARKET        MARKET        MARKET       MARKET         MARKET
AMOUNTS IN THOUSANDS                                               FUND          FUND          FUND         FUND           FUND
----------------------------------------------------------      ----------    -----------   ----------   -----------   ------------
INVESTMENT INCOME:
   Interest income                                               $212,160       $15,838       $23,028      $57,642        $8,209
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fees                                        19,335         1,466         2,156        7,954         1,285
   Administration fees                                              4,834           366           539        1,988           321
   Transfer agent fees                                              3,223           244           359        1,326           214
   Custody and accounting fees                                        626            64            89          210            65
   Registration fees                                                  496            38            45          160            37
   Professional fees                                                  130             9            14           49            10
   Trustees' fees and expenses                                        102             5             6           30             5
   Servicing fee                                                       --            38            --           --            --
   Other                                                              243            21            21           94            22
-----------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                                  28,989         2,251         3,229       11,811         1,959
      Less voluntary waivers of investment advisory fees           (6,445)         (488)         (719)      (2,651)         (428)
      Less reimbursement of expenses by Adviser                    (4,818)         (419)         (534)      (1,869)         (353)
-----------------------------------------------------------------------------------------------------------------------------------

      Net Expenses                                                 17,726         1,344         1,976        7,291         1,178
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             194,434        14,494        21,052       50,351         7,031
-----------------------------------------------------------------------------------------------------------------------------------

Net Realized Gains (Losses) on Investments                              8            --            --          (39)          (12)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $194,442       $14,494       $21,052      $50,312        $7,019

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS


                                                                                                     U.S. GOVERNMENT
                                                                MONEY MARKET                          MONEY MARKET
                                                                    FUND                                  FUND
                                                       -----------------------------         -----------------------------
                                                         SIX MONTHS                            SIX MONTHS
                                                            ENDED           YEAR                  ENDED           YEAR
                                                          SEPT. 30,         ENDED               SEPT. 30,         ENDED
                                                            2000          MARCH 31,               2000          MARCH 31,
AMOUNTS IN THOUSANDS                                     (UNAUDITED)        2000               (UNAUDITED)        2000
-----------------------------------------------------  -----------------------------         -----------------------------
OPERATIONS:
   Net investment income                                  $194,434        $264,791               $14,494        $22,074
   Net realized gains (losses) on investments                    8             (19)                   --             --
--------------------------------------------------------------------------------------------------------------------------

      Net Increase in Net Assets Resulting
         from Operations                                   194,442         264,772                14,494         22,074
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                          11,725,251      23,568,489             1,016,466      2,348,124
   Shares from reinvestment of dividends                    50,228          54,450                 5,911          7,464
   Shares redeemed                                     (11,623,100)    (22,271,787)           (1,081,377)    (2,287,504)
--------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease) in Net Assets Resulting
         from Capital Share Transactions                   152,379       1,351,152               (59,000)        68,084
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income                             (194,434)       (264,791)              (14,494)       (22,074)
--------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    152,387       1,351,133               (59,000)        68,084
NET ASSETS:
   Beginning of year                                     6,237,231       4,886,098               537,950        469,866
--------------------------------------------------------------------------------------------------------------------------

   End of period                                        $6,389,618      $6,237,231              $478,950       $537,950
--------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               $160            $160                   $33            $33
--------------------------------------------------------------------------------------------------------------------------



SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                                                                   Northern Funds Semiannual Report

                                       U.S. GOVERNMENT                                                    CALIFORNIA
                                            SELECT                           MUNICIPAL                     MUNICIPAL
                                         MONEY MARKET                       MONEY MARKET                 MONEY MARKET
                                             FUND                               FUND                         FUND
                                 --------------------------        ----------------------------  -----------------------------

                                   SIX MONTHS                         SIX MONTHS                   SIX MONTHS
                                     ENDED          YEAR               ENDED           YEAR          ENDED          YEAR
                                   SEPT. 30,        ENDED            SEPT. 30,         ENDED        SEPT. 30,       ENDED
                                     2000          MARCH 31,            2000          MARCH 31,       2000         MARCH 31,
AMOUNTS IN THOUSANDS              (UNAUDITED)        2000            (UNAUDITED)        2000       (UNAUDITED)       2000
------------------------------   --------------------------        ----------------------------  -----------------------------

OPERATIONS:
   Net investment income            $21,052        $27,170            $50,351         $69,410         $7,031        $10,954
   Net realized gains (losses)
   on investments                        --              3                (39)           (119)           (12)            (4)
------------------------------------------------------------------------------------------------------------------------------

      Net Increase in Net
         Assets Resulting
         from Operations             21,052         27,173             50,312          69,291          7,019         10,950
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                    1,749,654      3,693,357          5,068,209       9,836,179      1,136,203      2,140,034
   Shares from reinvestment
   of dividends                       7,793          8,643              9,340          11,271          1,468          3,353
   Shares redeemed               (1,727,995)    (3,428,788)        (5,050,816)     (9,563,265)    (1,076,720)    (2,101,816)
------------------------------------------------------------------------------------------------------------------------------

      Net Increase (Decrease)
         in Net Assets Resulting
         from Capital Share
         Transactions                29,452        273,212             26,733         284,185         60,951         41,571
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
   From net investment income       (21,052)       (27,170)           (50,351)        (69,410)        (7,031)       (10,954)
------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
IN NET ASSETS                        29,452        273,215             26,694         284,066         60,939         41,567
NET ASSETS:
   Beginning of year                689,742        416,527          2,668,096       2,384,030        404,617        363,050
------------------------------------------------------------------------------------------------------------------------------

   End of period                   $719,194       $689,742         $2,694,790      $2,668,096       $465,556       $404,617
------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME                       $21            $21               $207            $207            $20            $20
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                                    MONEY MARKET
                                                                                        FUND
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED           YEAR        YEAR         YEAR          YEAR        YEAR
                                                  SEPT. 30,       ENDED       ENDED        ENDED         ENDED       ENDED
                                                    2000         MARCH 31,   MARCH 31,    MARCH 31,     MARCH 31,   MARCH 31,
                                                 (UNAUDITED)       2000        1999         1998          1997        1996
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                  $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.03         0.05         0.05         0.05         0.05         0.05
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.03)       (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                     3.05%        5.06%        5.04%        5.31%        5.05%        5.57%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period     $6,389,618   $6,237,231   $4,886,098   $3,296,030   $1,607,187   $1,061,813
   Ratio to average net assets of (2):
      Expenses, net of waivers and
         reimbursements                             0.55%        0.55%        0.55%        0.55%        0.55%        0.49%
      Expenses, before waivers and
         reimbursements                             0.90%        0.89%        0.89%        0.90%        0.90%        0.91%
      Net investment income, net of
         waivers and reimbursements                 6.03%        4.96%        4.91%        5.19%        4.94%        5.42%
      Net investment income, before
         waivers and reimbursements                 5.68%        4.62%        4.57%        4.84%        4.59%        5.00%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than a full year.



SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                                 U.S. GOVERNMENT
                                                                                  MONEY MARKET
                                                                                      FUND
                                               -----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED         YEAR          YEAR          YEAR         YEAR          YEAR
                                                  SEPT. 30,       ENDED         ENDED         ENDED        ENDED         ENDED
                                                    2000         MARCH 31,     MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,
                                                 (UNAUDITED)       2000          1999          1998         1997          1996
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                  $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.03          0.05          0.05          0.05         0.05          0.05
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.03)        (0.05)        (0.05)         (0.05)       (0.05)       (0.05)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $1.00         $1.00         $1.00          $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                     3.01%         4.92%         4.94%          5.22%        4.93%        5.46%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period       $478,950      $537,950      $469,866       $417,042     $314,259     $207,105
   Ratio to average net assets of (2):
      Expenses, net of waivers and
         reimbursements                             0.55%         0.55%         0.55%          0.55%        0.55%        0.49%
      Expenses, before waivers and
         reimbursements                             0.92%         0.92%         0.91%          0.93%        0.96%        0.94%
      Net investment income, net of
         waivers and reimbursements                 5.93%         4.82%         4.82%          5.10%        4.82%        5.33%
      Net investment income, before
         waivers and reimbursements                 5.56%         4.45%         4.46%          4.72%        4.41%        4.88%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than a full year.



SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS

                                                                                   U.S. GOVERNMENT
                                                                                       SELECT
                                                                                    MONEY MARKET
                                                                                        FUND
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED       YEAR        YEAR         YEAR         YEAR          YEAR
                                                   SEPT. 30,    ENDED       ENDED        ENDED        ENDED         ENDED
                                                    2000       MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                                 (UNAUDITED)     2000        1999         1998         1997          1996
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                 $1.00        $1.00        $1.00        $1.00         $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.03         0.05         0.05         0.05          0.05         0.05
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.03)       (0.05)       (0.05)       (0.05)        (0.05)       (0.05)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $1.00        $1.00        $1.00        $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    2.96%        4.86%        4.87%        5.24%         5.07%        5.55%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period      $719,194     $689,742     $416,527     $306,425      $168,128      $85,400
   Ratio to average net assets of (2):
      Expenses, net of waivers and
         reimbursements                            0.55%        0.55%        0.55%        0.46%         0.40%        0.33%
      Expenses, before waivers and
         reimbursements                            0.90%        0.90%        0.91%        0.93%         0.97%        1.00%
      Net investment income, net of
         waivers and reimbursements                5.86%        4.86%        4.73%        5.13%         4.95%        5.43%
      Net investment income, before
         waivers and reimbursements                5.51%        4.51%        4.37%        4.66%         4.38%        4.76%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than a full year.



SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                                     MUNICIPAL
                                                                                   MONEY MARKET
                                                                                       FUND
                                               -----------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED        YEAR          YEAR         YEAR         YEAR          YEAR
                                                    SEPT. 30,      ENDED         ENDED        ENDED        ENDED         ENDED
                                                      2000       MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,
                                                   (UNAUDITED)      2000          1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                   $1.00         $1.00        $1.00         $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.02          0.03         0.03          0.03         0.03         0.03
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.02)        (0.03)       (0.03)        (0.03)       (0.03)       (0.03)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $1.00         $1.00        $1.00         $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                      1.91%         3.01%        2.98%         3.27%        3.14%        3.54%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period      $2,694,790    $2,668,096   $2,384,030    $1,814,343   $1,420,041   $1,102,789
   Ratio to average net assets of (2):
      Expenses, net of waivers and
         reimbursements                              0.55%         0.55%        0.55%         0.55%        0.55%        0.49%
      Expenses, before waivers and
         reimbursements                              0.89%         0.90%        0.89%         0.89%        0.90%        0.91%
      Net investment income, net of
         waivers and reimbursements                  3.80%         2.96%        2.90%         3.20%        3.08%        3.46%
      Net investment income, before
         waivers and reimbursements                  3.46%         2.61%        2.56%         2.86%        2.73%        3.04%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than a full year.



SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS

                                                                          CALIFORNIA MUNICIPAL
                                                                               MONEY MARKET
                                                                                  FUND
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED          YEAR         YEAR         YEAR         YEAR          YEAR
                                                SEPT. 30,       ENDED        ENDED        ENDED        ENDED         ENDED
                                                  2000        MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                               (UNAUDITED)      2000         1999         1998         1997          1996
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF YEAR                $1.00        $1.00        $1.00        $1.00         $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02         0.03         0.03         0.03          0.03         0.04
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)       (0.03)       (0.03)       (0.03)        (0.03)       (0.04)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00        $1.00        $1.00         $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                   1.65%        2.64%        2.75%        3.20%         3.19%        3.63%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period     $465,556     $404,617     $363,050     $224,843      $200,989     $165,087
   Ratio to average net assets of (2):
      Expenses, net of waivers and
         reimbursements                           0.55%        0.55%        0.55%        0.49%         0.45%        0.39%
      Expenses, before waivers and
         reimbursements                           0.91%        0.91%        0.91%        0.94%         0.94%        0.94%
      Net investment income, net of
         waivers and reimbursements               3.28%        2.61%        2.68%        3.14%         3.13%        3.55%
      Net investment income, before
         waivers and reimbursements               2.92%        2.25%        2.32%        2.69%         2.64%        3.00%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than a full year.




SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT - 10.8%

              DOMESTIC CERTIFICATES OF DEPOSIT - 5.1%
  $ 90,000    First Union National Bank,
              North Carolina
              7.00%, 7/30/01                                       $   90,000
              National Westminster Bank
    50,000    6.10%, 11/24/00                                          49,995
    95,000    7.24%, 5/21/01                                           95,000
    50,000    Regions Bank
              6.23%, 11/6/00                                           49,996
              Southtrust Bank, N.A.
    20,000    6.80%, 2/8/01                                            20,000
    20,000    6.70%, 3/5/01                                            20,000
                                                                   ----------
                                                                      324,991
                                                                   ----------

              FOREIGN CERTIFICATES OF DEPOSIT - 5.7%
   100,000    Canadian Imperial Bank
              of Commerce
              7.42%, 5/22/01                                          100,000
   100,000    Royal Bank of Canada, New York Branch
              7.42%, 5/22/01                                          100,000
              Societe Generale, New York Branch
   145,000    6.89%, 3/29/01                                          144,980
    20,000    7.42%, 5/21/01                                           20,000
                                                                   ----------
                                                                      364,980
                                                                   ----------

              Total Certificates of Deposit
              (cost $689,971)                                         689,971
                                                                   ----------


              COMMERCIAL PAPER - 49.2%

              ASSET-BACKED SECURITIES - 4.0%
              Moriarty Ltd.
   129,000    6.67%, 10/5/00                                          128,904
    42,500    6.52%, 2/26/01                                           41,361
    65,000    6.49%, 3/1/01                                            63,231
    25,000    Victory Receivables Corp.
              6.53%, 10/20/00                                          24,914
                                                                   ----------
                                                                      258,410
                                                                   ----------

              COLLATERIZED LOAN OBLIGATIONS - 2.0%
              Moat Funding LLC
  $ 30,000    6.51%, 11/21/00                                      $   29,723
    25,850    6.50%, 11/28/00                                          25,579
    27,878    R.O.S.E., Inc.
              6.56%, 10/30/00                                          27,731
              Stellar Funding, Inc.
    18,045    6.54%, 10/6/00                                           18,029
    20,114    6.54%, 10/10/00                                          20,081
     2,847    6.60%, 11/9/00                                            2,827
     1,907    6.60%, 11/13/00                                           1,892
     1,018    6.60%, 11/21/00                                           1,008
                                                                   ----------
                                                                      126,870
                                                                   ----------

              DOMESTIC DEPOSITORY INSTITUTIONS - 1.4%
    90,000    Marshall & Ilsley Corp.
              6.625%, 11/27/00                                         89,056
                                                                   ----------

              ELECTRIC SERVICES - 0.2%
    16,100    Southern Co.
              6.60%, 11/20/00                                          15,952
                                                                   ----------

              FOREIGN DEPOSITORY INSTITUTIONS - 1.2%
              Swedbank, Inc.
    30,000    6.57%, 10/5/00                                           29,973
    45,000    6.57%, 10/6/00                                           44,967
                                                                   ----------
                                                                       74,940
                                                                   ----------

              INSURANCE - 2.8%
              Aetna Service Co.
    10,000    6.60%, 11/16/00                                           9,916
    15,000    6.58%, 11/21/00                                          14,860
    10,000    6.58%, 11/28/00                                           9,894
    25,000    6.58%, 11/29/00                                          24,730
              AON Corp.
    12,500    6.53%, 10/12/00                                          12,475
    15,000    6.53%, 10/18/00                                          14,954
     9,500    6.53%, 10/20/00                                           9,467
    17,000    6.50%, 12/27/00                                          16,733
              Torchmark, Inc.
    10,500    6.63%, 10/3/00                                           10,496
    13,000    6.60%, 10/25/00                                          12,943
    13,000    6.52%, 12/4/00                                           12,849
    27,500    United Healthcare Corp.
              6.55%, 10/27/00                                          27,370
                                                                   ----------
                                                                      176,687
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              COMMERCIAL PAPER - 49.2% (CONT'D)

              MANUFACTURING INDUSTRY - 0.6%
              Cooper Industries, Inc.
  $ 12,500    6.58%, 10/16/00                                      $   12,466
    10,000    6.61%, 10/23/00                                           9,959
    15,000    6.55%, 11/9/00                                           14,894
                                                                   ----------
                                                                       37,319
                                                                   ----------

              MULTI-SELLER CONDUITS - 21.3%
    12,500    Amsterdam Funding
              6.55%, 10/20/00                                          12,457
              Apreco, Inc.
    18,562    6.55%, 10/4/00                                           18,552
    12,300    6.52%, 10/20/00                                          12,258
    15,000    6.52%, 10/24/00                                          14,938
    25,000    6.51%, 12/14/00                                          24,665
              Bavaria Universal Funding Corp.
    38,000    6.54%, 10/2/00                                           37,993
    20,000    6.52%, 10/13/00                                          19,957
    50,000    6.52%, 10/16/00                                          49,864
    10,000    6.53%, 10/25/00                                           9,956
              Blue Ridge Asset Funding Corp.
    16,300    6.52%, 10/4/00                                           16,291
    16,681    6.65%, 10/5/00                                           16,669
     6,723    6.52%, 10/10/00                                           6,712
    22,500    6.57%, 10/12/00                                          22,455
     8,000    6.52%, 10/18/00                                           7,975
    10,000    6.52%, 10/23/00                                           9,960
              Concord Minutemen Capital Co.
    38,753    6.53%, 10/12/00                                          38,676
    15,000    6.54%, 10/19/00                                          14,924
    50,000    6.58%, 10/23/00                                          49,799
     5,000    Eiffel Funding LLC
              6.53%, 10/19/00                                           4,984
              High Peak Funding LLC
    38,700    6.57%, 10/13/00                                          38,615
    13,500    6.54%, 10/16/00                                          13,463
    10,000    6.52%, 12/6/00                                            9,880
    11,000    6.52%, 12/7/00                                           10,867
    12,250    6.53%, 12/18/00                                          12,077
              Jupiter Securitization Corp.
  $ 19,150    6.53%, 10/3/00                                       $   19,143
    50,000    6.52%, 10/13/00                                          49,891
    13,680    6.56%, 10/27/00                                          13,615
     6,782    6.52%, 11/20/00                                           6,721
    12,700    6.52%, 11/27/00                                          12,569
    15,000    6.53%, 11/28/00                                          14,842
    50,000    KBC Commercial Paper Trust
              6.53%, 10/26/00                                          49,773
              Kitty Hawk Funding Corp.
    71,700    6.48%, 12/1/00                                           70,913
    34,000    6.48%, 12/15/00                                          33,541
              Lexington Parker Capital
    47,000    6.52%, 11/16/00                                          46,608
    14,140    6.50%, 12/1/00                                           13,984
    50,000    6.55%, 2/23/01                                           48,683
    25,000    6.50%, 3/1/01                                            24,318
    33,000    Market Street Funding
              6.56%, 10/13/00                                          32,928
              Ness LLC
    10,000    6.55%, 10/2/00                                            9,998
    25,000    6.60%, 10/5/00                                           24,982
    20,000    6.53%, 11/8/00                                           19,862
    10,000    6.50%, 2/21/01                                            9,742
    29,111    Quincy Capital Corp.
              6.52%, 10/10/00                                          29,064
    93,100    Sheffield Receivables Corp.
              6.54%, 10/13/00                                          92,897
              Silver Tower U.S. Funding
    18,475    6.52%, 2/15/01                                           18,018
    15,000    6.52%, 2/23/01                                           14,606
    10,000    6.49%, 3/5/01                                             9,721
              Tannehill Capital Co. LLC
    25,000    6.63%, 10/10/00                                          24,959
    14,000    6.60%, 10/23/00                                          13,944
              Twin Towers, Inc.
   120,000    6.57%, 10/24/00                                         119,535
              Westways Funding IV, Ltd.
    18,000    6.53%, 11/3/00                                           17,892
    12,500    6.53%, 11/20/00                                          12,386
     9,000    6.53%, 11/30/00                                           8,902
    20,000    Windmill Funding,
              6.52%, 10/12/00                                          19,960
                                                                   ----------
                                                                    1,357,984
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              NON-DEPOSITORY BUSINESS CREDIT
              INSTITUTIONS - 0.6%
  $ 25,000    Centric Capital Corp.
              6.65%, 10/5/00                                       $   24,982
    15,000    Duke Capital Corp.
              6.54%, 11/7/00                                           14,899
                                                                   ----------
                                                                       39,881
                                                                   ----------

              NON-DEPOSITORY PERSONAL CREDIT
              INSTITUTIONS - 1.4%
    14,000    AEP Credit, Inc.
              6.49%, 12/22/00                                          13,793
              Heller Financial, Inc., MTN
     8,000    6.65%, 11/3/00                                            7,951
     8,000    6.625%, 11/22/00                                          7,923
    25,000    6.60%, 12/8/00                                           24,689
    22,000    6.60%, 12/13/00                                          21,706
    15,000    Household Finance Co.
              6.56%, 10/13/00                                          14,967
                                                                   ----------
                                                                       91,029
                                                                   ----------

              OTHER RECEIVABLES - 1.0%
    62,500    Dakota Certificates Program
              6.55%, 10/19/00                                          62,295
                                                                   ----------

              SECURITIES ARBITRAGE - 9.4%
              Conduit Asset Backed Securities LLC
    20,000    6.55%, 10/16/00                                          19,945
    10,000    6.50%, 12/1/00                                            9,890
    10,000    6.51%, 12/12/00                                           9,870
              Crown Point Capital Co.
    24,000    6.52%, 11/16/00                                          23,800
    45,000    6.55%, 2/20/01                                           43,837
              Grand Funding Corp.
    25,000    6.53%, 10/5/00                                           24,982
    14,400    6.54%, 10/20/00                                          14,350
    25,000    6.53%, 10/24/00                                          24,896
    37,450    6.53%, 10/25/00                                          37,287
    11,300    6.52%, 10/26/00                                          11,249
    17,000    Grayhawk Funding
              6.55%, 10/20/00                                          16,941
    37,000    Lockhart Funding LLC
              6.62%, 12/21/00                                          36,449
              K2 USA LLC
  $ 18,000    6.33%, 10/23/00                                      $   17,930
    13,500    6.33%, 10/25/00                                          13,443
     7,500    6.52%, 11/20/00                                           7,432
     8,500    6.82%, 11/24/00                                           8,413
    32,000    6.82%, 11/28/00                                          31,648
    12,000    6.50%, 12/1/00                                           11,868
    15,000    6.52%, 2/26/01                                           14,598
     5,000    6.50%, 2/28/01                                            4,865
              MPF Ltd.
    17,500    6.57%, 10/27/00                                          17,417
    22,500    6.55%, 11/3/00                                           22,365
    18,000    6.55%, 11/14/00                                          17,856
    36,725    6.55%, 11/21/00                                          36,384
    15,000    6.53%, 11/28/00                                          14,842
    10,000    6.55%, 12/7/00                                            9,878
    15,000    North Coast Funding LLC
              6.57%, 10/27/00                                          14,932
              Sigma Finance
    36,000    6.53%, 2/22/01                                           35,060
    50,000    6.53%, 3/2/01                                            48,622
                                                                   ----------
                                                                      601,049
                                                                   ----------

              SINGLE SELLER CONDULTS - 1.6%
    40,000    Bills Securitization Ltd.
              6.50%, 11/15/00                                          39,675
              Emerald Certificates -
              MBNA Credit Card Trust II CPN
    29,000    6.58%, 10/4/00                                           28,984
    20,000    6.55%, 10/19/00                                          19,934
    15,000    6.57%, 10/30/00                                          14,921
                                                                   ----------
                                                                      103,514
                                                                   ----------

              TRANSPORTATION EQUIPMENT - 1.7%
              General Motors Acceptance Corp., Canada
    25,000    6.53%, 3/12/01                                           24,266
    10,000    6.52%, 3/27/01                                            9,679
    10,000    6.52%, 3/27/01                                            9,679
              Textron Financial Corp.
    32,500    6.52%, 11/20/00                                          32,206
    30,000    6.52%, 11/21/00                                          29,723
                                                                   ----------
                                                                      105,553
                                                                   ----------

              Total Commercial Paper
              (cost $3,140,539)                                     3,140,539
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              CORPORATE NOTES/BONDS - 14.7%

              COLLATERALIZED LOAN OBLIGATIONS - 2.0%
              Syndicated Loan Funding Trust
              Senior Secured Notes, Series 1999-5
  $ 40,000    6.77%, 10/16/00                                      $   40,000
    35,000    6.77%, 2/15/01                                           34,983
    50,000    6.77%, 3/15/01                                           50,000
                                                                   ----------
                                                                      124,983
                                                                   ----------

              COMMUNICATIONS - 0.8%
    50,000    AT&T Corporation FRN
              6.65%, 7/19/01                                           50,000
                                                                   ----------

              DOMESTIC DEPOSITORY INSTITUTION - 1.2%
     7,460    ADE Investments LLC Loan
              Program VRN, Series 1998 - A
              6.67%, 10/7/00                                            7,460
     3,050    Vreba-Hoff Funding Inc., Loan
              Notes, Series 1998 - A
              6.67%, 10/7/00                                            3,050
    65,586    Strategic Money Market Trust FRN
              6.78%, 3/29/01                                           65,586
                                                                   ----------
                                                                       76,096
                                                                   ----------

              FOREIGN DEPOSITORY INSTITUTIONS - 0.8%
    50,000    Abbey National Treasury FRN
              6.57%, 10/25/01                                          49,984
                                                                   ----------

              HEALTH SERVICES - 0.1%
     4,600    Smith Clinic Project Taxable VRDN
              6.70%, 10/7/00                                            4,600
                                                                   ----------

              INSURANCE - 1.2%
    75,000    United Healthcare Corp. FRN
              6.94%, 11/10/00                                          75,000
                                                                   ----------

              MANUFACTURING - 1.4%
    90,000    Unilever Capital Corp.
              6.68%, 9/7/01                                            90,000
                                                                   ----------

              NON-DEPOSITORY PERSONAL CREDIT
              INSTITUTIONS - 0.6%
    40,000    Associates Corp. of North America FRN
              6.65%, 10/1/01                                           40,000
                                                                   ----------

              REAL ESTATE - 0.1%
  $  5,165    Bonbright Distributors, Inc.
              Taxable VRDN
              6.70%, 10/07/00                                      $    5,165
     3,350    Wilmington Pike, LLC Project
              VRDN, Series 2000
              6.70%, 10/07/00                                           3,350
                                                                   ----------
                                                                        8,515
                                                                   ----------

              SECURITIES ARBITRAGE - 4.4%
              Dorada Finance Corp.
    40,000    7.20%, 5/8/01                                            40,000
    20,000    6.73%, 9/25/01                                           20,000
    17,500    6.75%, 9/27/01                                           17,500
              K2 (USA) LLC, MTN
    30,000    6.90%, 3/30/01                                           30,000
    28,000    7.44%, 4/30/01                                           28,000
    25,000    6.75%, 9/26/01                                           25,000
    50,000    Liberty Lighthouse, U.S. Capital MTN
              6.15%, 10/13/00                                          50,000
    25,000    Links Finance Corp. LLC
              7.46%, 5/22/01                                           25,000
    50,000    Sigma Finance
              6.73%, 9/21/01                                           50,000
                                                                   ----------
                                                                      285,500
                                                                   ----------

              SECURITY & COMODITY BROKER/
              DEALERS - 1.5%
   100,000    Lehman Brothers FRN
              6.75%, 10/2/00                                          100,000
                                                                   ----------

              TRANSPORTATION EQUIPMENT - 0.6%
    37,500    General Motors Acceptance Corp. FRN
              6.61%, 4/27/01                                           37,500
                                                                   ----------

              Total Corporate Notes/Bonds
              (cost $942,178)                                         942,178
                                                                   ----------

              EURODOLLAR TIME DEPOSITS - 9.0%

   200,000    Barclays Bank, Global Treasury
              Eurodollar Time Deposit
              6.72%, 10/2/00                                          200,000

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
  $120,606    Commerzbank, Frankfurt
              Eurodollar Time Deposit
              6.72%, 10/2/00                                       $  120,606
    22,754    FIRSTAR, Grand Cayman
              Eurodollar Time Deposit
              6.69%, 10/2/00                                           22,754
   144,609    Key Bank, N.A. Grand Cayman
              Eurodollar Time Deposit
              6.69%, 10/2/00                                          144,609
    90,000    Skandinaviska Enskildabanken, Grand
              Cayman, Eurodollar Time Deposit
              6.75%, 10/2/00                                           90,000
                                                                   ----------

              Total Eurodollar Time Deposits
              (cost $577,969)                                         577,969
                                                                   ----------


              MUNICIPAL INVESTMENTS - 6.1%

              ADMINISTRATION OF ENVIRONMENT
              & HOUSING PROGRAMS - 3.5%
    37,250    Alaska Housing Finance Corp.
              6.55%, 12/4/00                                           36,816
    57,250    California HFA Home Mortgage
              Revenue Bond, Series R
              6.60%, 10/7/00                                           57,250
   125,810    Virginia State Housing Development
              Authority Bond, Commonwealth
              Mortgage
              6.65%, 10/7/00                                          125,810
                                                                   ----------
                                                                      219,876
                                                                   ----------

              BUSINESS SERVICES - 0.8%
     4,250    Courtyards of Mackinaw LLC
              Mortgage Revenue Bond, Series 1999 - H
              6.67%, 10/7/00                                            4,250
    13,500    Elsmere, Kentucky Mubea, Inc.
              6.70%, 10/7/00                                           13,500
     3,800    FBC Chemical Corp. Taxable VRN
               (National City Bank LOC)
              6.70%, 10/7/00                                            3,800
     5,825    KBL Capital Fund, Inc. Loan
              Program Note, Series 1999 - A
              6.67%, 10/7/00                                            5,825
     4,050    Malone College Project VRN
              6.25%, 10/7/00                                            4,050
  $ 16,350    Oakland-Alameda Cty Coliseum
              Authority Oakland Coliseum Arena,
              1996 Series A-
              6.55%, 11/1/00                                       $   16,350
     5,100    Schreiber Industrial Park-North Co.
              Taxable VRDN
              6.70%, 10/7/00                                            5,100
                                                                   ----------
                                                                       52,875
                                                                   ----------

              COMMUNICATIONS - 0.2%
    12,201    New Jersey Economic Development
              VRN, Series 1999 - B
              6.11%, 10/1/00                                           12,201
                                                                   ----------

              EXECUTIVE, REGISTRATIVE & GENERAL - 0.4%
    13,000    BRCH Corp. Taxable VRDN, Series 99
              6.70%, 10/7/00                                           13,000
     7,695    Seattle, Washington Ltd. G.O. Bond
              Series 1996 - C
              6.50%, 10/07/00                                           7,695
     7,530    Texas Municipal Power Agency,
              Series 1997
              6.69%, 12/12/00                                           7,530
                                                                   ----------
                                                                       28,225
                                                                   ----------

              HEALTH SERVICES - 0.8%
    13,300    Flint, Michigan Hospital Building
              Authority Loan Program Notes, Series
              1997 - A, Hurley Medical Center
              (National City Bank LOC) 6.65%,
              10/7/00                                                  13,300
    20,150    Healthcare Network Properties LLC
              Loan Program VRN, Series 1999 - A
              (National City Bank LOC)
              6.67%, 10/7/00                                           20,150
    14,155    Integris Health, Inc. Taxable
              Baptist Medical Plaza Associate Ltd.
              6.68%, 10/7/00                                           14,155
     2,750    Waukesha, Wisconsin, Health
              System, Inc.
              6.70%, 10/7/00                                            2,750
                                                                   ----------
                                                                       50,355
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 6.1% (CONT'D)

              TRANSPORTATION - 0.1%
  $  5,682    Transmission Agency of Northern CA-One
              Transits Project, CP Notes,
              (Westdeutsche Landesbank LOC)
              6.55%, 11/1/00                                       $    5,683
                                                                   ----------

              UTILITIES - 0.3%
     3,200    Iowa Finance Authortity Waste Disposal
              Revenue Bond, Cedar River Paper Co.
              Project, Series 1997 - A (AMT) 5.70%,
              10/2/00                                                   3,200
    17,400    Municpal Electric Authority of Georgia
              General Resident Project BAN's, Series 1997
              6.67%, 10/5/00                                           17,400
                                                                   ----------
                                                                       20,600
                                                                   ----------

              Total Municipal Investments
              (cost $389,815)                                         389,815
                                                                   ----------

              REPURCHASE AGREEMENTS - 10.2%
              (Colld. By U.S. Government Securities)
    75,000    Bear Stearns, Inc., dated 9/29/00,
              repurchase price $75,028
              6.75%, 10/2/00                                           75,000
   100,000    Bear Stearns, Inc., dated 9/29/00,
              repurchase price $100,037
              6.80%, 10/2/00                                          100,000
   150,000    Donaldson, Lufkin & Jenrette,
              dated 9/29/00, repurchase price
              $150,055, 6.75%, 10/2/00                                150,000
    75,000    Greenwich Capital Markets,
              dated 9/29/00, repurchase price
              $75,028, 6.78%, 10/2/00                                  75,000
   150,000    Greenwich Capital Markets,
              dated 9/29/00, repurchase price
              $150,056, 6.78%, 10/2/00                                150,000
  $100,000    Paine Webber, Inc., dated 9/29/00,
              repurchase price $100,037
              6.78%, 10/2/00                                       $  100,000

              Total Repurchase Agreements
              (cost $650,000)                                         650,000
                                                                   ----------

              Total Investments - 100.0%
              (cost $6,390,472)                                     6,390,472


              Liabilities less Other Assets - 0.0%                       (854)
                                                                   ----------

              NET ASSETS - 100.0%                                  $6,389,618
                                                                   ----------
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES - 56.4%

              FANNIE MAE - 35.0%
              FNMA Bonds
  $ 10,000    6.625%, 3/1/01                                       $   10,000
     5,000    7.26%, 5/24/01                                            5,000
     5,000    7.25%, 5/25/01                                            5,000
              FMNA Bond FRN
    20,000    6.46%, 11/13/00                                          19,998
              FNMA Discount Notes
     9,000    6.68%, 10/02/00                                           8,998
    10,000    6.55%, 11/1/00                                            9,944
     6,403    6.52%,11/1/00                                             6,367
    36,615    6.49%, 11/1/00                                           36,409
    15,000    6.43%, 12/1/00                                           14,837
     3,000    6.44%, 1/2/01                                             2,950
     6,285    6.375%, 1/2/01                                            6,082
    13,000    6.37%, 2/1/01                                            12,717
    10,000    6.42%, 2/15/01                                            9,756
    10,000    6.41%, 3/1/01                                             9,732
    10,000    6.40%, 6/1/01                                             9,568
                                                                   ----------
                                                                      167,358
                                                                   ----------

              FEDERAL HOME LOAN BANK - 8.9%
              FHLB Bonds
    10,000    6.48%, 3/20/01                                            9,995
              FHLB Bonds FRN
    10,000    6.43%, 10/15/00                                           9,994
    10,000    6.43%, 10/17/00                                           9,995
    12,754    FHLB Discount Notes
              6.28%, 10/2/00                                           12,752
                                                                   ----------
                                                                       42,736
                                                                   ----------

              FREDDIE MAC - 12.5%
              FHLMC Bonds
     5,000    6.75%, 3/30/01                                            5,000
    10,000    6.93%, 8/28/01                                           10,000
    10,000    6.80%, 10/11/01                                          10,000
              FHLMC Bond FRN
    25,000    6.43%, 10/26/00                                          24,986
              FHLMC Discount Notes
    10,000    6.44%, 10/12/00                                           9,980
                                                                   ----------
                                                                       59,966
                                                                   ----------

              Total U.S. Government Agencies
              (cost $270,060)                                         270,060
                                                                   ----------

              REPURCHASE AGREEMENTS - 49.9%
              (Colld. By U.S. Government Securities)

   $20,000    Bear Stearns, Inc., dated 9/8/00
              repurchase price $20,218
              6.55%, 11/7/00                                       $   20,000
    70,000    Bear Stearns, Inc., dated 9/29/00
              repurchase price $70,039
              6.75%, 10/2/00                                           70,000
    60,000    DLJ Securities Corp., dated 9/29/00
              repurchase price $60,034
              6.75%, 10/2/00                                           60,000
    14,000    DLJ Securities Corp., dated 9/29/00
              repurchase price $14,008
              6.75%, 10/2/00                                           14,000
    50,000    Warburg Dillion Reed LLC, dated 9/29/00
              repurchase price $50,028
              6.70%, 10/2/00                                           50,000
    25,000    Paine Webber, Inc., dated 8/7/00
              repurchase price $25,388
              6.58%, 11/7/00                                           25,000
                                                                   ----------

              Total Repurchase Agreements
              (cost $239,000)                                         239,000
                                                                   ----------

              Total Investments - 106.3%
              (cost $509,060)                                         509,060

              Liabilities less Other Assets - (6.3)%                  (30,110)
                                                                   ----------

              NET ASSETS - 100.00%                                 $  478,950
                                                                   ----------
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCIES - 100.3%

              FEDERAL FARM CREDIT BANK - 4.9%
              FFCB Discount Notes,
  $  5,500    6.45%, 10/4/00                                          $ 5,497
    30,000    6.39%, 10/5/00                                           29,979
                                                                   ----------
                                                                       35,476
                                                                   ----------

              FEDERAL HOME LOAN BANK - 89.6 %
              FHLB Bonds
    10,000    6.50%, 3/06/01                                            9,999
    30,000    6.48%, 3/20/01                                           29,989
    15,000    7.21%, 5/25/01                                           15,000
    10,000    7.10%, 6/07/01                                           10,000
              FHLB Discount Notes
    85,167    6.28%, 10/2/00                                           85,152
    25,000    6.47%, 10/6/00                                           24,978
     5,000    6.43%, 10/10/00                                           4,992
    15,000    6.42%, 10/10/00                                          14,976
     1,900    6.45%, 10/11/00                                           1,897
    20,899    6.46%, 10/13/00                                          20,854
    31,000    6.55%, 10/18/00                                          30,906
    18,000    6.54%, 10/20/00                                          17,939
    20,000    6.53%, 10/20/00                                          19,932
    10,000    6.51%, 11/1/00                                            9,945
    25,000    6.49%, 11/8/00                                           24,832
    10,000    6.49%, 11/22/00                                           9,907
    50,000    6.49%, 11/24/00                                          49,522
    15,000    6.49%, 12/13/00                                          14,805
    15,000    6.47%, 12/13/00                                          14,806
    10,000    6.48%, 12/15/00                                           9,867
    25,000    6.60%, 2/2/01                                            24,449
    10,000    6.62%, 2/14/01                                            9,758
    15,000    6.625%, 2/16/01                                          14,631
    25,000    6.62%, 2/28/01                                           24,333
     5,000    6.52%, 3/14/01                                            4,856
    10,000    6.51%, 3/14/01                                            9,712
     6,465    6.53%, 3/21/01                                            6,271
              FHLB FRN
    25,000    6.68%, 10/6/00                                           25,000
    60,000    6.42%, 8/15/01                                           59,958
  $ 20,000    6.46%, 8/17/01                                       $   19,986
    25,000    6.44%, 9/21/01                                           24,988
                                                                   ----------
                                                                      644,240
                                                                   ----------

              TENNESSEE VALLEY AUTHORITY - 5.8%
    41,640    6.40%, 10/3/00                                           41,625
                                                                   ----------

              Total Investments - 100.3%
               (cost $721,341)                                        721,341

              Liabilities less Other Assets - (0.3)%                   (2,147)
                                                                   ----------

              NET ASSETS - 100.0%                                  $  719,194
                                                                   ----------
                                                                   ----------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%

               ALABAMA - 0.9%
    $ 1,800    Ashland Industrial Development Board
               IDR VRDB (AMT), Russell Corp.
               Project (SunTrust Bank LOC),
               5.70%, 10/6/00                                         $  1,800

      6,175    Fairfield Industrial Development Board
               Environmental Improvement Revenue VRDB,
               USX Corp. Project (Wachovia Bank LOC),
               4.25%, 10/6/00                                            6,175

      4,250    Oxford G.O. VRDB, Trust Receipts,
               SGB 34 (AMBAC Insured),
               5.62%, 10/6/00                                            4,250

      2,100    Selma Industrial Development Board
               Revenue VRDB, Series A (AMT),Meadowcraft,
               Inc. Project (Bank of America LOC),
               5.75%, 10/6/00                                            2,100

      9,800    Stevenson Industrial Development
               Board Revenue VRDB, Series B (AMT),
               Mead Corp. Project (Bank One LOC),
               5.65%, 10/2/00                                            9,800
                                                                    ----------
                                                                        24,125
                                                                    ----------

               ALASKA - 0.3%
      2,200    Alaska Housing Finance Corp. VRDB,
               Merrill P-Floats PT-37,
               5.65%, 10/2/00                                            2,200

      3,750    Alaska International Airports
               Revenue VRDB, Series I (AMT),
               Merlots (AMBAC Insured),
               5.55%, 10/6/00                                            3,750

      1,600    Valdez Marine Terminal Revenue VRDB,
               Series 1994B, ARCO Transportation
               Project (Atlantic Richfield Co. Gtd.),
               5.70%, 10/6/00                                            1,600
                                                                    ----------
                                                                         7,550
                                                                    ----------

               ARIZONA - 0.3%
      1,175    Apache County IDA VRDN, Series 1996 (AMT),
               Imperial Components, Inc. Project (Harris
               Trust & Savings Bank LOC), 5.55%, 10/6/00                 1,175

      1,245    Maricopa County Hospital IDA VRDB,
               Mayo Foundation Series 1998-103,
               Morgan Stanley Floater Certificates,
               5.67%, 10/6/00                                            1,245

    $ 5,800    Rancho Ladera COP VRDN, Series 1999 A
               (Credit Suisse First Boston LOC),
               5.58%, 10/6/00                                         $  5,800
                                                                    ----------
                                                                         8,220
                                                                    ----------

               ARKANSAS - 0.5%
      5,295    Arkansas State Development Finance
               Authority Home Mortgage Revenue
               Bonds, Series PT-257 (AMT),
               (Colld. by U.S. Government Securities),
               5.70%, 10/2/00                                            5,291

      3,750    Arkansas State Development Finance
               Authority Multi-Family Housing
               Revenue VRDB, Series C (AMT),
               Chapel Ridge (First Tennessee Bank LOC)
               5.72%, 10/6/00                                            3,750

      3,250    Lowell City IDR VRDB, Series 1996
               (AMT), Little Rock Newspapers, Inc.
               Project (Bank of New York LOC),
               5.60%, 10/6/00                                            3,250

      1,950    West Memphis City IDR VRDN (AMT),
               Proform Co. LLC Project (U.S. Bank LOC),
               5.80%, 10/6/00                                            1,950
                                                                    ----------
                                                                        14,241
                                                                    ----------

               CALIFORNIA - 0.0%
        730    Chula Vista IDR VRDB, Series 1996-B
               (AMT), San Diego Gas & Electric Co.
               (San Diego Gas & Electric Co. Gtd.),
               5.10%, 10/2/00                                              730
                                                                    ----------

               COLORADO - 3.4%
      3,200    Castle Pines North Metropolitan
               District Limited Tax G.O. VRDB,
               Series 1999, (BNP Paribas LOC),
               5.60%, 10/6/00                                            3,200

      3,500    City and County of Denver
               Airport System Subordinate Revenue
               Bonds, Series 1997 A (AMT),
               (Bayerische Landesbank LOC),
               4.30%, 12/8/00                                            3,500

      5,000    City and County of Denver Special
               Facility Airport VRDN, Series 2000A
               (AMT), WorldPort at Denver International
               Project (Morgan Guaranty Trust Co. LOC),
               5.65%, 10/6/00                                            5,000

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               COLORADO - 3.4% (CONT'D.)
    $10,860    City and County of Denver School
               District No. 1 G.O. Unlimited Bonds,
               Series PT-1135, P-Floats, 3.90%, 12/1/00                $10,860

      3,500    Colorado HFA Economic Development
               Revenue VRDB (AMT), Metal Sales
               Manufacturing Corp. Project
               (Firstar Bank LOC), 5.75%, 10/6/00                        3,500

      5,250    Colorado HFA Multi-Family Class VRDB,
               Series A-1 (MBIA Insured),
               5.50%, 10/2/00                                            5,250

     33,320    Colorado HFA Multi-Family Insured
               Mortgage Revenue VRDB, Series A,
               5.62%, 10/6/00                                           33,320

        155    Colorado Student Obligation Bond
               Authority Revenue VRDB, Series A (AMT)
               (SLMA Gtd.), 5.55%, 10/6/00                                 155

      4,995    Denver Airport System VRDB, Merrill
               Lynch P-Floats PA-763, Series 2000A
               (AMT), (AMBAC Insured), 5.67%, 10/6/00                    4,995

      5,000    Douglas County School District
               No. 1 TAN, Douglas & Elbert Counties,
               5.00%, 6/29/01                                            5,024

      3,035    El Paso County Single Family Mortgage
               Revenue Bonds, Series C (AMT), (AIG
               Funding Corp GIC), 5.00%, 6/15/01                         3,035

     10,000    Jefferson County School District
               No. R-001 TAN, 5.00%, 6/27/01                            10,049

      4,400    Pitkin County IDA VRDN, Series 1994-B
               (AMT), Aspen Skiing Co. Project (Bank
               One LOC),
               5.75%, 10/2/00                                            4,400
                                                                    ----------
                                                                        92,288
                                                                    ----------

               DELAWARE - 1.2%
               Delaware Economic Development
               Authority IDR VRDN (AMT), Delaware
               Clean Power Project,
    $10,000    Series 1997-B, 5.75%, 10/6/00                           $10,000

     20,000    Series 1997-D, 5.85%, 10/6/00                            20,000

      3,000    Delaware State Economic Development
               Authority IDR VRDB, Series 1998 (AMT),
               C&C Family Limited Partnership (PNC
               Bank LOC), 5.60%, 10/6/00                                 3,000
                                                                    ----------
                                                                        33,000
                                                                    ----------

               DISTRICT OF COLUMBIA - 2.3%
      4,165    District of Columbia G.O. Refunding VRDB,
               P-Float, Series PA-568 (FSA Insured),
               5.62%, 10/6/00                                            4,165

     10,000    District of Columbia G.O. Refunding
               VRDB, Series 1999B-12, ROC II (FSA Insured),
               5.62%, 10/6/00                                           10,000

      5,320    District of Columbia Water & Sewer
               Authority Revenue VRDB, Public Utility
               Authority (FSA Insured), 5.62%, 10/6/00                   5,320

      3,300    District of Columbia Water & Sewer
               Authority Revenue VRDB, Series
               985201, Citibank Eagle Trust (FSA
               Insured), 5.33%, 10/6/00                                  3,300

      7,590    District of Columbia Water & Sewer
               Authority Revenue VRDB, Citicorp Eagle
               Trust 8121A (FSA Insured), 5.33%, 10/6/00                 7,590

     31,000    Washington D.C. Metro Airport Authority
               Passenger Facility Flexible Term Notes,
               (AMT), (Bank of America LOC),
               4.60%, 11/16/00                                          31,000
                                                                    ----------
                                                                        61,375
                                                                    ----------

               FLORIDA - 3.4%
     12,102    Broward County Sales TRB CP, Series A,
               5.50%, 10/10/00                                          12,102

      2,200    Broward County Sales Subordinate Port
               Facility Bonds, Series 1998 (AMT),
               Port Everglades Project (AMBAC Insured),
               5.50%, 10/6/00                                            2,200

      4,000    Florida Board of Education Capital Outlay
               Revenue VRDB, Series 1998-9, ABN-AMRO
               MuniTops, (FSA Insured), 5.67%, 10/6/00                   4,000

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $ 6,500    Florida Department of Juvenile Justice
               COP First Union Merlot VRDB,
               Series 2000-000, (MBIA Insured),
               5.50%, 10/6/00                                          $ 6,500

      3,750    Florida Housing Finance Corp. Revenue
               Bonds, Homeowner Mortgage Services
               Merrill Lynch P-Floats PT-451 (AMT),
               (FSA Insured),
               4.45%, 2/8/01                                             3,750

      7,145    Hillsborough County School District
               VRDN, TOB PCR-4  (MBIA Insured),
               5.50%, 10/6/00                                            7,145

     12,000    Indian River County Hospital District
               Revenue Bonds, Series 1990,
               (KBC Bank LOC), 4.20%, 10/10/00                          12,000

      6,000    Indian River County Hospital District
               Hospital Revenue Bonds, Series 1988,
               (KBC Bank LOC),
               4.25%, 12/8/00                                            6,000

      1,900    Miami-Dade County IDA IDR VDRN,
               Series 1998 (AMT), Fine Art Lamps
               Project (SunTrust Bank LOC),
               5.70%, 10/6/00                                            1,900

      3,000    Miami-Dade County IDA VRDB (AMT),
               Airis Miami LLC Project (AMBAC
               Insured), 5.50%, 10/6/00                                  3,000

      2,000    Ocean Highway & Port Authority
               Revenue VRDB (AMT) (ABN-AMRO LOC),
               5.65%, 10/6/00                                            2,000

     20,000    Orange County Health Facility Revenue
               VRDB, Series 17, Adventist Health -
               Morgan Stanley Municipal Trust Receipts
               (AMBAC Insured),
               5.74%, 10/6/00                                           20,000

      4,340    Orange County HFA VRDN, Series 1987-A,
               Citicorp Eagle Trust (Colld. by
               U.S. Government Securities),
               4.62%, 10/6/00                                            4,340

      7,975    Sunrise Utility System Revenue and
               Refunding VRDB, Series 1998A
               TOB PCR19, (AMBAC Insured),
               5.50%, 10/6/00                                            7,975
                                                                    ----------
                                                                        92,912
                                                                    ----------

               GEORGIA - 5.1%
    $ 3,900    Albany-Dougherty County Hospital
               Authority, Series 1996, Phoebe Putney
               Memorial Hospital (AMBAC Insured),
               5.60%, 10/6/00                                          $ 3,900

      5,800    Atlanta Airport Authority Revenue
               Bonds, Series B (AMT), (FGIC Insured),
               5.55%, 10/6/00                                            5,800

     11,800    Atlanta Housing Authority Multi-Family
               VDRN, Series 1999 (AMT), Village of
               E. Lake Phase II (Bank of America LOC),
               5.70%, 10/6/00                                           11,800

     15,600    Atlanta MUNITOPS Certificates Trust
               Revenue Bonds, Series 2000-4, (FGIC
               Insured), 5.69%, 10/6/00                                 15,600

      3,000    Atlanta Urban Resident Finance Authority
               Series 2000 (AMT), Carver Redevelopment
               Project (Sun Trust Bank LOC), 5.70%, 10/6/00              3,000

      5,300    Clayton County Development Authority
               IDR VRDB, Series 1996 (AMT), Blue Circle
               Aggregates, Inc. Project (Denmark Danske
               Bank LOC), 5.70%, 10/6/00                                 5,300

      7,055    Clayton County Hospital Authority RAN,
               Series 1998 B (AMT), Southern Regional
               Medical Center (SunTrust Bank LOC),
               5.60%, 10/6/00                                            7,055

      4,100    Clayton County Housing Authority
               Multifamily Revenue VRDN, Williamsburg
               South Apartments (PNC Bank LOC),
               5.60%, 10/6/00                                            4,100

      5,200    DeKalb County Housing Authority Revenue
               Refunding VRDB, Series 1995 (AMT), Cedar
               Creek Apartment Project (General Electric
               Capital Corp. LOC),
               5.60%, 10/6/00                                            5,200

      2,700    Fulton County Development Authority
               Revenue Bonds, Trinity School Project
               (SunTrust Bank LOC),
               5.60%, 10/6/00                                            2,700

      6,000    Fulton County School District Citicorp
               Eagle Trust Series 981001,
               5.62%, 10/6/00                                            6,000

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               GEORGIA - 5.1% (CONT'D.)
    $11,340    Georgia HFA SFM Bonds, Series 1999
               B-4 PT 299 (AMT), 4.00%, 10/12/00                       $11,340
               Georgia HFA Mortgage Bonds TOB,

      4,870    Series 1990-C (AMT), 4.50%, 12/1/00                       4,870

        640    Series 1990-D (AMT), 4.50%, 12/1/00                         640

     12,000    Georgia State G.O. VRDB, Eagle Trust
               Series 97C1001,
               5.62%, 10/6/00                                           12,000

     17,280    Georgia State G.O. VRDB, Eagle Trust
               Series 1999 D,
               5.62%, 10/6/00                                           17,280

      9,395    Georgia State G.O. Unlimited VRDB,
               Series B,
               5.62%, 10/6/00                                            9,395

      1,600    Gwinnett County IDR VRDN, Series 1998
               (AMT), Network Publications, Inc. (Bank of
               America LOC),
               5.70%, 10/6/00                                            1,600

      4,150    Henry County Development Authority
               Revenue Bonds, Series 1997 (AMT), Atlas
               Roofing Corp. Project (Sun Trust
               Bank LOC), 5.70%, 10/6/00                                 4,150

      5,000    Savannah Economic Development
               Authority Revenue VRDN, Series 1997
               (AMT), Georgia Kaolin Terminals (Bank of
               America LOC), 5.70%, 10/6/00                              5,000
                                                                    ----------
                                                                       136,730
                                                                    ----------

               HAWAII - 0.4%
      2,495    Hawaii State Airport System Revenue
               Bonds, Merrill Lynch P-Floats PA-765,
               Series 2000 B (AMT), (FGIC Insured),
               5.67%, 10/6/00                                            2,495

      1,525    Hawaii State G.O. Bonds, Series 1991,
               (Colld. by U.S. Government Securities),
               6.00%, 2/1/01                                             1,549

      6,000    Hawaii State G.O. Bonds, Citicorp Eagle
               Trust Series 20001101, (FGIC Insured),
               5.62%, 10/6/00                                            6,000
                                                                    ----------
                                                                        10,044
                                                                    ----------

               IDAHO - 0.7%
    $18,350    Education Funding Association Idaho
               Student Loan Revenue Bonds, Series
               1997 A (AMT), (First Security Bank LOC),
               5.70%, 10/6/00                                          $18,350
                                                                    ----------

               ILLINOIS - 11.7%
      3,195    Arlington Heights IDR VRDB, Series 1997 (AMT),
               3E Graphics & Printing Project (Harris Trust
               and Savings Bank LOC), 5.55%, 10/6/00                     3,195

      9,580    Aurora Rental Housing Revenue VRDB,
               Series PA-328, Fox Valley Project (Merrill
               Lynch & Co., Inc. Gtd.), 5.67%, 10/6/00                   9,580

      7,000    Bolingbrook Multi-Family Housing
               Redevelopment Revenue Refunding VRDN,
               Series 1997A (AMT), Amberton Apartments
               (LaSalle National Bank LOC), 5.65%, 10/6/00               7,000

      7,405    Chicago Board of Education G.O. Unlimited
               VRDB, Series A (PA 616), School Reform Board
               (FGIC Insured), 5.77%, 10/6/00                            7,405

      5,000    Chicago Board of Education School Reform
               VRDB, Series 2000 A, 5.62%, 10/6/00                       5,000

      8,000    Chicago City G.O. Equipment Notes
               (Harris Trust and Savings Bank LOC),
               3.90%, 10/6/00                                            8,000

      3,885    Chicago City Sales TRB VRDN, Series 1998
               (PCR-8 PTOB) (FGIC Insured), 5.50%, 10/6/00               3,885

     10,000    Chicago G.O. Project & Refunding Bonds,
               Series 1998M, Bank of America Partnership
               (FGIC Insured), 4.45%, 3/22/01                           10,000

      4,500    Chicago G.O. Refunding VRDB, Series 1998,
               Citicorp Eagle Trust 981302 (FSA Insured),
               5.62%, 10/6/00                                            4,500

      2,655    Chicago IDR VRDN, Series 1996B (AMT),
               Guernsey Bel, Inc. Project (LaSalle National
               Bank LOC), 6.00%, 10/6/00                                 2,655

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $ 5,500    Chicago Midway Airport Revenue VRDB,
               Series 1995 (AMT), American Trans Air, Inc.
               Project (Bank One LOC), 5.55%, 10/6/00                  $ 5,500

      5,250    Chicago Multi-Family Housing Revenue
               VRDB, Series 1999A (AMT), Renaissance
               Center LP Project (Harris Trust and Savings
               Bank LOC), 5.55%, 10/6/00                                 5,250

     27,000    Chicago O'Hare International Airport,
               Series A (AMT), American Airlines Inc.
               Project (Bank of America LOC), 5.70%, 10/6/00            27,000

      2,300    Chicago O'Hare International Airport,
               Series 1988-A (AMT), Second Lien Revenue
               Bonds (Bayerische Landesbank LOC),
               5.65%, 10/6/00                                            2,300

      7,300    Chicago School Reform Board G.O. VRDB,
               Series 1996, Bank of America Variable Rate
               Certificates (MBIA Insured), 5.67%, 10/6/00               7,300

      3,350    Crestwood IDR VRDB (AMT), GMG Warehouse LLC
               Project (LaSalle National Bank LOC),
               5.67%, 10/6/00                                            3,350

     11,300    DuPage Water Commission Revenue VRDB,
               5.62%, 10/6/00                                           11,300

      1,465    Des Plaines City VRDB, Series 1996 (AMT),
               Finzer Roller, Inc. Project (Harris Trust and
               Savings Bank LOC), 5.50%, 10/6/00                         1,465

      3,600    Elgin City IDR VRDB, Series 1999 (AMT),
               Questek Manufacturing Corp. (American National
               Bank & Trust LOC), 5.75%, 10/6/00                         3,600

      3,350    Frankfort IDR VRDB, Series 1996 (AMT), Bimba
               Manufacturing Co. Project (Harris Trust and
               Savings Bank LOC), 5.55%, 10/6/00                         3,350

      3,875    Fulton Industrial Development VRDB,
               Series 1998 (AMT), Drives Inc. Project
               (Harris Trust and Savings Bank LOC),
               5.55%, 10/6/00                                            3,875

               Illinois Development Finance Authority
               Revenue Bonds, AMR Pooled Financing
               Program (Bank of America LOC),
    $ 2,900    Series A, 5.60%, 10/6/00                                $ 2,900

      2,500    Series C-1, 5.60%, 10/6/00                                2,500

      2,600    Illinois Development Finance Authority,
               Series 2000-2001A, Jewish Charities
               (Harris Trust and Savings Bank LOC),
               5.55%, 10/6/00                                            2,600

      1,800    Illinois Development Finance Authority
               IDR VRDB, Series 1990 (AMT), Solar Press,
               Inc. Project (LaSalle National Bank LOC),
               5.65%, 10/6/00                                            1,800

      2,265    Illinois Development Finance Authority
               IDR VRDB, Series 1997A (AMT), Randall
               Metals Corp. Project (LaSalle National
               Bank LOC), 5.85%, 10/6/00                                 2,265

      5,080    Illinois Development Finance Authority
               Industrial Revenue VRDB, Series A (AMT),
               General Converting Project (LaSalle
               National Bank LOC), 5.67%, 10/6/00                        5,080

      4,200    Illinois Development Finance Authority
               Industrial Revenue VRDB, Series 1996
               (AMT), Touhy Limited Partnership
               Project (LaSalle National Bank LOC),
               5.67%, 10/6/00                                            4,200

      3,900    Illinois Development Finance Authority
               Industrial Revenue VRDB (AMT), Astron
               Midwestern, Inc. Project (American National
               Bank & Trust LOC), 5.60%, 10/6/00                         3,900

        900    Illinois Development Finance Authority
               Revenue VRDB, Series 1989 (AMT), DE Akin
               Seed Co. (Bank One LOC), 5.70%, 10/6/00                     900

      3,950    Illinois Development Finance Authority
               Revenue VRDB (AMT), Olive Can Co.
               Project (LaSalle National Bank LOC),
               5.67%, 10/6/00                                            3,950

      5,950    Illinois Development Finance Authority
               Revenue VRDN, Enterprise Office Campus
               (Colld. by U.S. Government Securities),
               4.45%, 12/1/00                                            5,950

      5,500    Illinois Development Finance Authority
               Revenue VRDN, Series 1998 (AMT), Flying
               Food Fare, Inc. (Bank of America LOC),
               5.75%, 10/6/00                                            5,500

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               ILLINOIS - 11.7% (CONT'D.)
    $ 4,545    Illinois Development Finance Authority
               Revenue VRDN, Series 1999 (AMT), Elite
               Manufacturing Technology, Inc. Project
               (Harris Trust and Savings Bank LOC),
               5.55%, 10/6/00                                          $ 4,545


      5,475    Illinois Development Finance Authority
               Revenue VRDN, Series 1999A (AMT),
               Nuevo Hombres LLC Project (American
               National Bank and Trust LOC),
               5.75%, 10/6/00                                            5,475


      2,270    Illinois Development Finance Authority
               IDR VRDN (AMT), Bimba Manufacturing Co.
               Project (Harris Trust and Savings Bank LOC),
               5.55%, 10/6/00                                            2,270

      4,100    Illinois Development Finance Authority
               VRDB, Series A, Local Government Finance
               Program (AMBAC Insured), 5.60%, 10/6/00                   4,100

      4,100    Illinois Development Finance Authority
               VRDN, Series 1997 (AMT), Ciccone Food
               Products, Inc. (Harris Trust and Savings
               Bank LOC), 5.55%, 10/6/00                                 4,100

     10,000    Illinois Health Facilities Authority
               Revenue Bonds, Evanston Hospital Corp.
               (Evanston Northwestern Corp. Gtd.),
               4.75%, 5/15/01                                           10,000

     10,000    Illinois Health Facilities Authority Revenue
               Bonds, Evanston Hospital Corp.,
               Series 1985B, 4.45%, 8/15/01                             10,000

      3,820    Illinois Health Facilities Authority,
               Mortgage Sinai Health System Series 166,
               (AMBAC Insured), 5.62%, 10/6/00                           3,820

     13,040    Illinois Housing Development Authority
               Bonds, Homeowner Mortgage, Series B-2
               (AMT),  4.20%, 1/24/01                                   13,040

      5,045    Illinois State Sales Tax Revenue VRDB,
               5.62%, 10/6/00                                            5,045

    $ 6,000    Metro Pier and Exposition Authority TRB
               First Union Merlot Series 2000-VVV,
               (FGIC Insured), 4.40%, 9/1/01                           $ 6,000

      7,310    Regional Transportation Authority Revenue
               Bonds, Series 20001303, (MBIA Insured),
               5.62%, 10/6/00                                            7,310

      2,400    Rockford IDR VRDB, Series 1998 (AMT),
               Ring Can Corp. Project (SunTrust Bank,
               LOC), 5.70%, 10/6/00                                      2,400

      2,125    Romeoville IDR VRDB, Series 1997 (AMT),
               Metropolitan Industries, Inc. Project (Harris
               Trust and Savings Bank LOC), 5.55%, 10/6/00               2,125

      6,500    Savanna IDR VRDB, Series 1994 (AMT),
               Metform Corp. Project (Bank One LOC),
               5.65%, 10/6/00                                            6,500

      5,450    St. Clair County IDR VRDN (AMT), Stellar
               Manufacturing Project (Bank of America
               LOC), 5.75%, 10/6/00                                      5,450

     10,465    State of Illinois G.O. Unlimited (MBIA
               Insured) 4.50%, 6/14/01                                  10,465

      2,550    State of Illinois G.O. Bonds, Series 1998,
               5.00%, 4/01/01                                            2,558

      3,000    University of Illinois Auxiliary Facility
               System Revenue Bonds, Eagle Trust
               Series 20001301, (MBIA Insured),
               5.62%, 10/6/00                                            3,000

      3,500    University of Illinois Revenue VRDB,
               Auxiliary Facility System, Merlot
               Series 2000 S (MBIA Insured),
               5.50%, 10/6/00                                            3,500

      7,500    Village of Ladd, IDR VRDB, Series 1996
               (AMT), O'Neal Metals, Inc. (Bank of
               America LOC), 5.75%, 10/6/00                              7,500

      2,470    Village of Niles IDR VRDB, Series 1996
               (AMT), Lewis Spring & Manufacturing Co.
               Project (Harris Trust and Savings Bank LOC),
               5.55%, 10/6/00                                            2,470

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $ 2,200    West Chicago City IDR VRDB, Series 1999
               (AMT), Royal Gold Ribbon Foods (Bank
               One LOC),
               5.75%, 10/6/00                                        $   2,200

      9,000    Will County Solid Waste Bonds, Series 1997
               (AMT), BASF Corp., (BASF Corp. Gtd.),
               5.70%, 10/2/00                                            9,000

      4,600    Will-Kankakee Regulatory Development
               Authority VRDN (AMT), T.H. Davidson &
               Co., Inc. Project (LaSalle National Bank
               LOC),
               5.67%, 10/6/00                                            4,600
                                                                    ----------
                                                                       314,528
                                                                    ----------

               INDIANA - 2.8%
      2,790    Anderson City Economic Development
               Revenue VRDB, Series 1996 (AMT),
               GatewayVillage Project (FHLB LOC),
               5.62%, 10/6/00                                            2,790

      5,000    Avilla Economic Development Revenue
               VRDB, Series 1996 (AMT), Pent
               Assemblies, Inc. Project (Bank One LOC),
               5.75%, 10/7/00                                            5,000

      3,700    Greencastle Industry Development
               Revenue VRDB (AMT), Crown Equipment
               Corp. Project (KeyBank LOC),
               5.60%, 10/6/00                                            3,700

      2,840    Hammond City Economic Development
               Revenue VRDB, Series 1996-A (AMT),
               Annex at Douglas Point Project (FHLB
               LOC),
               5.62%, 10/6/00                                            2,840

     14,985    Indiana Bond Bank Advance Funding
               Program Notes, Series A-2,
               4.75%, 1/18/01                                           15,010
               Indiana Development Finance Authority
               IDR VRDB (AMT), Red Gold, Inc. Project
               (Harris Trust and Savings Bank LOC)

      4,600    Series 1994-A, 5.55%, 10/6/00                             4,600

      2,900    Series 1994-B, 5.55%, 10/6/00                             2,900

     23,500    Indiana Health Facility Financing
               Authority Revenue Bonds, Series B,
               Ascension Health,
               5.75%, 10/6/00                                           23,500

    $ 8,400    Indiana Transportation Authority Highway
               Revenue Bonds, Citicorp Eagle Trust
               Series 981402, 5.62%, 10/6/00                           $ 8,400

               Jasper County PCR Bonds,
               Northern Indiana Public Service Project
               (Northern Indiana Public Service Gtd.),
      4,600    Series 1988-A, 4.40%, 11/10/00                            4,600

      2,000    Series 1988-D, 4.50%, 11/08/00                            2,000

      1,100    Madison Economic Development
               Authority Revenue VRDB, Arvin Sango,
               Inc. Project (Bank One LOC),
               5.65%, 10/6/00                                            1,100
                                                                    ----------
                                                                        76,440
                                                                    ----------

               IOWA - 1.5%
      1,180    Iowa Finance Authority SFM
               Revenue Bonds Merrill
               P-Float PT-99 Series1999-A,
               5.65%, 10/2/00                                            1,180

               Iowa Finance Authority Waste Disposal
               Revenue VRDB, Cedar River Paper Co.
               Project (Union Bank of Switzerland LOC),
      1,100    Series 1993-A (AMT), 5.70%, 10/2/00                       1,100

      7,900    Series 1994-A (AMT), 5.70%, 10/2/00                       7,900

     12,250    Series 1995-A (AMT), 5.70%, 10/2/00                      12,250

      5,000    Series 1996-A (AMT), 5.70%, 10/2/00                       5,000

      6,800    Series 1997-A (AMT), 5.70%, 10/2/00                       6,800

      6,200    Series 1998-A (AMT), 5.70%, 10/2/00                       6,200
                                                                    ----------
                                                                        40,430
                                                                    ----------

               KANSAS - 1.3%
      5,625    Kansas City GNMA Revenue VRDB,
               Series 1988B (AMT) (Colld. by
               U.S. Government Securities),
               5.65%, 10/6/00                                            5,625

      4,000    Lawrence Temporary Notes, Series I,
               4.75%, 6/1/01                                             4,007

      1,000    Olathe City IDR VRDB, Series 1997A
               (AMT), Diamant Boart, Inc. Project
               (Deutsche Bank LOC), 5.55%, 10/6/00                       1,000

      3,500    Olathe Temporary Notes, Series 2000 A,
               5.00%, 10/2/00                                            3,500

      6,000    Olathe Temporary Notes, Series 2000 B,
               5.00%, 6/1/01                                             6,020


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               KANSAS - 1.3% (CONT'D.)
    $ 4,780    Overland Park G.O. Municipal Temporary
               Notes Series 2000, 5.00%, 4/27/01                       $ 4,798

      3,475    Shawnee Mutifamily Housing Shawnee
               Station Apartment Project  (AIG Funding
               Corp. GIC), 5.00%, 5/1/01                                 3,475

      5,975    State Department of Transportation
               Highway Revenue VRDB, Eagle
               Series 20001601, 5.62%, 10/6/00                           5,975
                                                                    ----------
                                                                        34,400
                                                                    ----------

               KENTUCKY - 1.6%
      5,701    Carroll County Solid Waste Disposal
               Revenue VRDB (AMT), North American
               Stainless Project (Banco Bilbao Vizcaya
               LOC), 5.90%, 10/6/00                                      5,701

      3,045    City of Danville Municipal Pooled Lease
               Program (PNC Bank LOC), 4.15%, 11/9/00                    3,045

      2,560    Clark County Industrial Building Revenue
               VRDB, Series 1996 (AMT), Bluegrass Art
               Cast Project (Bank One LOC),
               5.75%, 10/6/00                                            2,560

      6,425    Clark County PCR, Series J-2, East
               Kentucky Power (National Rural Utility
               Cooperative Finance Co. Gtd.),
               4.15%, 10/15/00                                           6,425

      4,070    Kentucky State Turnpike Authority
               Economic Development Authority VRDN,
               Morgan Stanley Floating Rate Trust
               Certificate 2000, Series 293 (AMBAC
               Insured),
               5.62%, 10/6/00                                            4,070

     21,500    Louisville & Jefferson County Regional
               Airport Authority Revenue BAN,
               Series 1997A (AMT), Airport Systems
               (National City Bank of Kentucky LOC),
               5.55%, 10/6/00                                           21,500
                                                                    ----------
                                                                        43,301
                                                                    ----------

               LOUISIANA - 1.0%
               Ascension Parish Revenue VRDB,
               BASF Corp. Project (BASF Corp. Gtd.)
    $ 2,900    Series 1997 (AMT), 5.70%, 10/2/00                       $ 2,900

      9,300    Series 1998 (AMT), 5.70%, 10/2/00                         9,300

      2,600    Jefferson Parish Industrial Development
               Board Revenue VRDB, Series 1994
               (AMT), Sara Lee Corp. Project (Sara Lee
               Corp. Gtd.), 5.75%, 10/2/00                               2,600

      1,900    Jefferson Sales District TRB, Special Sales
               Tax Revenue (FSA Insured), 5.00%, 12/1/00                 1,903

      6,900    Louisiana State G.O. VRDB, Citicorp Eagle
               Trust Series 1994A (AMBAC Insured),
               5.62%, 10/6/00                                            6,900

      4,000    South Louisiana Port Commission Port
               Facilities Revenue VRDB, Series 1997
               (AMT), Holnam, Inc. Project  (Wachovia
               Bank LOC), 5.65%, 10/6/00                                 4,000
                                                                    ----------
                                                                        27,603
                                                                    ----------

               MAINE - 0.7%
      2,000    Fort Fairfield Revenue VRDB (AMT), Atlantic
               Custom Processors (PNC Bank LOC), 5.60%,
               10/6/00                                                   2,000

      5,000    Maine Public Utility Finance Bank
               Revenue VRDN (AMT), Series 1996, Maine
               Public Service Co. Project (Bank of New
               York LOC), 5.60%, 10/6/00                                 5,000

      9,995    Maine State Housing Authority Mortgage
               Purchase VRDB, Series 1998F-2 (AMT),
               5.01%, 10/6/00                                            9,995

      3,000    Maine State Turnpike Authority Revenue,
               Eagle Trust Series 20001901,  (FGIC
               Insured), 5.46%, 10/6/00                                  3,000
                                                                    ----------
                                                                        19,995
                                                                    ----------

               MARYLAND - 2.9%
      1,000    Baltimore City Board of Commissioners
               VRDN, Notre Dame Prep School Project
               (SunTrust Bank LOC), 5.60%, 10/6/00                       1,000

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $ 4,100    Cecil County Economic Development
               Revenue Bonds (AMT), Steel Techs, Inc.
               (PNC Bank LOC),
               5.60%, 10/6/00                                          $ 4,100

      4,895    Howard County Multi-Family Housing
               Revenue VRDB, Series PT-313 P-Floats
               (Colld. by U.S. Government Securities),
               5.62%, 10/6/00                                            4,895

      4,000    Howard County Multi-Family Housing,
               Sherwood Crossing Limited (Colld. by U.S.
               Government Securities),
               4.85%, 6/1/01                                             4,000

      3,995    Maryland State Community Development
               Administration, Housing & Community
               Development Notes, Series PT-284,
               4.47%, 4/5/01                                             3,995

     10,000    Maryland State Community Development
               Administration, Housing & Community
               Development Notes, Series 1999 (AMT),
               4.05%, 12/14/00                                          10,000

     22,440    Maryland State Community Development
               Administration, Housing & Community
               Development Revenue Bonds, Series B
               (AMT), Residential Housing,
               5.55%, 10/6/00                                           22,440

      2,565    Maryland State Economic Development
               Corp. (AMT), Unisite Design, Inc.
               (Mellon Bank LOC), 5.75%, 10/6/00                         2,565

     11,185    Northeast Maryland Waste Disposal
               Authority Reserve Eagle Trust VRDN,
               Series 96C2001, (MBIA Insured),
               5.62%, 10/6/00                                           11,185

     13,850    State of Maryland G.O. Unlimited,
               4.50%, 6/14/01                                           13,850
                                                                    ----------
                                                                        78,030
                                                                    ----------

               MASSACHUSETTS - 0.2%
      5,500    Massachusetts State Development Finance
               Agency VRDN (AMT), Waste Management, Inc.
               Project (SunTrust Bank LOC), 5.70%, 10/6/00               5,500
                                                                    ----------

               MICHIGAN - 4.8%
    $ 7,500    City of Flint Economic Development Corp.
               Revenue Bonds, Series 2000, UPF Inc.
               Project (Comerica Bank LOC), 5.75%, 10/6/00             $ 7,500

      7,500    Detroit Sewage Disposal System VRDN,
               First Union, Merlot Series 2000 A (FGIC
               Insured),
               5.50%, 10/6/00                                            7,500

      6,000    Jackson County Economic Development
               Corp. VRDN, (AMT), Kellog Crankshaft Co.
               Project 2000, (Comerica Bank LOC),
               5.75%, 10/6/00                                            6,000

      6,000    Jackson County Economic Development
               Corp. VRDN, Production Saw & Machine Co.,
               Series 1999 (AMT) (Comerica Bank LOC),
               5.75%, 10/6/00                                            6,000

     20,000    Michigan State COP, New Center
               Development, Inc. (Canadian Imperial
               Bank of Commerce LOC),
               4.75%, 3/1/01                                            20,016

      5,000    Michigan State Housing Development
               Authority Revenue VRDB, Series 1999
               (AMT), Baldwin Villas (Comerica Bank LOC),
               5.75%, 10/6/00                                            5,000

      5,000    Michigan State Strategic Fund VRDN
               (AMT), Serta Restokraft Mattress Co.
               Project (Comerica Bank LOC),
               5.75%, 10/6/00                                            5,000

      2,200    Michigan State Strategic Fund VRDN,
               Series 1999 (AMT), Great Lakes Metal
               Stamping (Bank One, Michigan LOC),
               5.75%, 10/6/00                                            2,200

      2,000    Michigan State Strategic Fund VRDN,
               Series 1999 (AMT), Midway Die &
               Engineering (Bank One LOC), 5.75%, 10/6/00                2,000

      3,000    Michigan State Strategic Fund VDRN
               (AMT), Dirksen Screw Co. Project (Bank
               One, Michigan LOC), 5.75%, 10/6/00                        3,000

      1,990    Michigan State Strategic Fund Limited
               Obligation VRDB (AMT), Kruger
               Commodities, Inc. Project (Harris Trust
               and Savings Bank LOC), 5.55%, 10/6/00                     1,990

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               MICHIGAN - 4.8% (CONT'D.)
    $ 4,000    Michigan State Strategic Fund Limited
               Obligation Revenue Bonds (AMT), Alphi
               Manufacturing Inc. Project (Bank One,
               Michigan LOC), 5.75%, 10/6/00                           $ 4,000

      5,000    Michigan State Strategic Fund Limited
               Obligation Revenue Bonds (AMT), Grand
               Haven Plastics Project (Bank One,
               Michigan LOC), 5.75%, 10/6/00                             5,000

      3,000    Michigan State Strategic Fund Limited
               Obligation, (AMT), Corlett-Turner Co.
               Project (Comerica Bank LOC),
               5.75%, 10/6/00                                            3,000

      3,000    Michigan State Strategic Fund Limited
               Obligation Revenue, (AMT), Gilreath
               Manufacturing Detroit Project (Bank One,
               Michigan LOC), 5.75%, 10/6/00                             3,000

      7,500    Michigan State Strategic Fund Variable
               Limited Obligation Revenue (AMT),
               NYX Technologies LLC Project,
               (Comerica Bank LOC), 5.75%, 10/6/00                       7,500

      4,700    Michigan State Strategic Fund Limited
               Obligation, Series 1998 (AMT), GT USA
               LLC Project (Comerica Bank LOC),
               5.75%, 10/6/00                                            4,700

     28,700    Midland County Economic Development
               Corp. VRDN, Series 1993A (AMT), Dow
               Chemical Corp. Project (Dow Chemical
               Gtd.), 5.65%, 10/2/00                                    28,700

      5,970    Oakland City Economic Development
               Corp. VRDN, Series 1998 (AMT), Richard
               Tool & Die Corp. (Comerica Bank LOC),
               5.75%, 10/6/00                                            5,970
                                                                    ----------
                                                                       128,076
                                                                    ----------

               MINNESOTA - 0.3%
    $ 2,000    Minneapolis Community Development
               Agency Tax Increment Revenue Bonds,
               (MBIA Insured), 7.00%, 3/1/01                           $ 2,019

      3,200    Minnesota State Housing Finance Agency, SFM
               Revenue Bond Series E (AMT), 4.35%, 5/1/01                3,200

      3,060    Stearns County Housing & Redevelopment
               Authority VRDN (AMT), Cold Spring
               Granite Co. Project (U.S. Bank LOC),
               5.80%, 10/6/00                                            3,060
                                                                    ----------
                                                                         8,279
                                                                    ----------

               MISSISSIPPI - 1.1%
     16,070    Mississippi Gulf Coast Revenue Refunding
               VRDB, Waste Water Treatment, Merlot
               Series 99C698 (MBIA Insured), 4.65%, 7/1/01              16,070

      8,965    Mississippi Home Corp. VRDN,
               Series A-CL-6 PT-173 (AMT),
               5.67%, 10/6/00                                            8,965

      3,250    Mississippi Home Corp. Single Family
               Revenue VRDB, Series G-CL-5 PT-146 (AMT),
               5.67%, 10/6/00                                            3,250
                                                                    ----------
                                                                        28,285
                                                                    ----------

               MISSOURI - 1.2%
      1,400    Missouri Health and Education Facilities
               Authority, Series 99 A, Missouri Pooled
               Hospital Loan Program (Caisse des
               Depots et Consignations LOC),
               5.60%, 10/6/00                                            1,400

      1,800    Missouri Higher Education Loan Authority
               Student Loan Revenue Refunding VRDB,
               Series 1991-B (AMT) (MBIA Insured),
               5.75%, 10/6/00                                            1,800

      3,700    Missouri Housing Development Community
               Mortgage Revenue Bonds, Merrill P-Float
               PA-116, Series 1994A (AMT), 5.67%, 10/6/00                3,700

     12,366    Missouri State Environmental
               Improvement Authority Revenue Bonds,
               Series 1992, Kansas Power & Light Co.
               Project (Kansas Power & Light Co. Gtd.),
               4.35%, 12/15/00                                          12,366

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $ 1,600    Missouri State Environmental
               Improvement Authority Revenue Bonds,
               Series 1992, Kansas Power & Light Co.
               Project (Kansas Power & Light Co. Gtd.),
               5.60%, 10/6/00                                          $ 1,600

      8,000    St. Louis City IDA VRDB, Series 1995
               (AMT), Whispering Lakes Apartment
               Project (Mercantile Bank of St. Louis
               LOC), 5.60%, 10/6/00                                      8,000

      3,000    St. Louis General Fund TRAN,
               Series 1999-2000, 5.25%, 6/28/01                          3,014
                                                                    ----------
                                                                        31,880
                                                                    ----------

               MONTANA - 0.0%
        780    Montana Board of Housing SFM
               VRDN P-Floats Series PT-87,
               5.67%, 10/6/00                                              780
                                                                    ----------

               NEBRASKA - 0.2%
      3,895    Nebraska Investment Finance Authority
               Revenue VRDB, Series E (AMT) (Colld. by
               U.S. Government Securities),
               5.55%, 10/6/00                                            3,895

      1,500    Nebraska Investment Mortgage Revenue
               VRDB, Series 1992D (AMT), LB Trust
               Receipts,
               5.65%, 10/6/00                                            1,500
                                                                    ----------
                                                                         5,395
                                                                    ----------

               NEVADA - 0.2%
      6,200    Nevada State VRDB, Series 1997-SGB 31
               (FGIC Insured), 5.62%, 10/6/00                            6,200
                                                                    ----------

               NEW HAMPSHIRE - 0.1%
      1,625    New Hampshire Municipal Bond Bank
               Revenue Bonds, Series C  (FSA Insured),
               5.375%, 1/15/01                                           1,631
                                                                    ----------

               NEW MEXICO - 0.3%
    $ 3,900    Farmington PCR VRDB, Series C (AMT),
               Arizona Public Service Co. (Barclays Bank
               LOC),
               5.60%, 10/2/00                                          $ 3,900

      5,040    New Mexico Mortgage Finance Authority
               SFM VRDN, Series B-2 PT-196 (AMT)
               (Colld. by U.S. Government Securities),
               5.67%, 10/6/00                                            5,040
                                                                    ----------
                                                                         8,940
                                                                    ----------

               NEW YORK - 1.4%
      5,000    Metropolitan Transportation Authority
               Revenue VRDB, Merlot Series 2000 F
               (FGIC Insured), 5.45%, 10/6/00                            5,000

               Nassau County RAN, Series A, (First Union
               National Bank LOC),
      5,000    6.00%, 3/20/01                                            5,034

      4,000    6.00%, 4/12/01                                            4,031

     11,500    New York City G.O. VRDB, Series J-2,
               Fiscal 1996 5.60%, 10/6/00                               11,500

     11,785    Suffolk County Industrial Development
               Agency ROC, Series 1999-B-IIR (AMT),
               (AMBAC Insured), 5.67%, 10/6/00                          11,785
                                                                    ----------
                                                                        37,350
                                                                    ----------

               NORTH CAROLINA - 1.6%
      2,000    Brunswick County IDR PCR VRDB,
               Series 1996 (AMT), Armada Project
               (Bank of America LOC), 5.70%, 10/6/00                     2,000

      5,100    Capital Region Airport Commission
               Passenger Facilities Charge Revenue
               VRDB (AMT) (First Union National Bank
               LOC), 5.70%, 10/6/00                                      5,100

      7,000    Catawba County IDR PCR Bonds,
               Series 1996 (AMT), Hooker Furniture Corp.
               Project (Bank of America LOC),
               5.70%, 10/6/00                                            7,000


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               NORTH CAROLINA - 1.6% (CONT'D.)
    $ 3,000    Columbus County Industrial Facilities
               PCR VRDB, Series 1998 (AMT),
               Conflandey, Inc. Project (Banque
               Nationale De Paris LOC), 5.75%, 10/6/00                 $ 3,000

      2,200    Mecklenburg County IDR PCR VRDB,
               Series 1996 (AMT), SteriGenics
               International Project (Comerica Bank
               LOC), 5.55%, 10/6/00                                      2,200

      7,385    North Carolina State G.O. Unlimited
               VRDN, Series A ROC48, 5.62%, 10/6/00                      7,385

     12,000    North Carolina State G.O. VRDN,
               Series A, Smith Barney ROC1-12,
               4.50%, 11/2/00                                           12,000

      3,400    North Carolina State Ports Authority
               VRDN, Series 1996 (AMT), Morehead
               City Terminals, Inc. (Bank of America LOC),
               5.70%, 10/6/00                                            3,400
                                                                    ----------
                                                                        42,085
                                                                    ----------

               NORTH DAKOTA - 1.4%
     31,500    North Dakota State HFA Housing Finance
               Program Bonds (AMT), Series D, (Hypo-
               Vereinsbank LOC), 4.45%, 8/27/01                         31,500

      4,915    North Dakota State HFA Housing Finance
               Program Bonds (AMT), Series PT-1189,
               P-Floats, 4.00%, 10/19/00                                 4,915
                                                                    ----------
                                                                        36,415
                                                                    ----------

               OHIO - 1.4%
      1,800    Cleveland Airport System Revenue Bond,
               Series A (AMT), (FSA Insured), 4.35%,
               1/1/01                                                    1,799

      6,000    Jackson Local School District BAN,
               Stark & Summit Counties,
               4.75%, 11/1/01                                            6,002

    $22,000    Student Loan Funding Corp. Senior
               Revenue Refunding Bonds, Series 1998A-1
               (AMT),
               5.50%, 10/6/00                                          $22,000

      4,000    Summit County IDR Bond (AMT),
               Arch Aluminum & Glass Co. Inc.,
               (Comerica Bank LOC), 5.75%, 10/6/00                       4,000

      2,075    Union County Industrial Revenue Bonds
               (AMT), Union Aggregates Co. Project
               (PNC Bank LOC), 5.60%, 10/6/00                            2,075
                                                                    ----------
                                                                        35,876
                                                                    ----------

               OKLAHOMA - 1.3%
      6,990    Oklahoma HFA SFM Revenue VRDB,
               Class B (AMT), (Colld. by U.S.
               Government Securities), 5.65%, 10/6/00                    6,990

      4,395    Oklahoma HFA SFM Revenue VRDB, Series 1996
               B (AMT), PT-78, 5.67%, 10/6/00                            4,395

               Tulsa Airports Improvement Variable Rate
               Certificates, (MBIA Insured),
      6,495    Series B-1, 5.67%, 10/6/00                                6,495

     14,190    Series B-2, 5.67%, 10/6/00                               14,190

      2,575    Tulsa Community College Area School
               District G.O. Bonds, 4.00%, 4/1/01                        2,568
                                                                    ----------
                                                                        34,638
                                                                    ----------

               OREGON - 1.7%
      1,100    Metropolitan Service District Riedel
               Compost Waste Disposal VRDN (AMT)
               (U.S. Bank LOC), 5.70%, 10/6/00                           1,100

      7,700    Oregon Economic Development Revenue
               VRDB, Series 176 (AMT), Cascade Steel
               Rolling Mills Project (Wells Fargo Bank
               LOC), 5.65%, 10/6/00                                      7,700

     30,100    Port of Portland Public Grain Elevator
               VRDB, Columbia Grain Inc. Project,
               (Chase Manhattan Bank LOC), 5.65%, 10/6/00               30,100

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $ 6,600    State of Oregon Revenue VRDN, Series 181
               (AMT), Oregon Metal Slitters, Inc.
               (Key Bank LOC), 5.65%, 10/6/00                          $ 6,600
                                                                    ----------
                                                                        45,500
                                                                    ----------

               PENNSYLVANIA - 3.8%
      1,540    Allegheny County Adjustable Rate Bonds,
               Series C-41, 5.50%, 10/6/00                               1,540

      3,865    Allegheny County Hospital Development
               Authority Revenue VRDN, South Hills
               Health System, (PNC Bank LOC),
               4.30%, 4/1/01                                             3,863

      7,495    Beaver County IDA PCR VRDN,
               Series PA-602, Ohio Edison Project
               (Merrill Lynch & Co., Inc. Gtd.),
               5.77%, 10/6/00                                            7,495

      3,600    Chester County IDA Bonds, Series 1997 (AMT),
               KAC III Realty Corp. Project (PNC Bank LOC),
               5.60%, 10/6/00                                            3,600


     22,495    Delaware Valley Regional Financing
               Authority Local Government Revenue
               VRDB, Merrill Lynch P-Floats,
               Series 1997 A PT-1004 (AMBAC Insured),
               5.72%, 10/6/00                                           22,495

     11,905    Delaware Valley Regional Financing
               Authority Local Government Revenue
               VRDN, Merrill Lynch P-Floats PT-152
               (AMBAC Insured), 4.45%, 12/14/00                         11,905

      1,380    Lancaster County Solid Waste Revenue Bonds,
               Series A (AMT) (AMBAC Insured), 5.00%,
               12/15/00                                                  1,382

      3,400    Pennsylvania Economic Development Financing
               Authority Economic Development Revenue VRDB,
               Series 1996 A1-8 (AMT) (PNC Bank LOC),
               5.60%, 10/6/00                                            3,400

     10,145    Pennsylvania Economic Development
               Financing Authority Bond, Series 1999
               (AMT), Approved Solid Waste Projects
               (Bayerische Landesbank GIC), 4.10%, 12/15/00             10,145

               Pennsylvania Higher Education Facilities
               Authority Revenue Bond, Association of Independent
               Colleges & Universities, (PNC Bank LOC),
    $ 3,250    Series D5, 4.35%, 5/1/01                                $ 3,250
      3,100    Series F2, 5.50%, 5/1/01                                  3,114

               Pennsylvania Higher Education Facilities
               Authority Revenue Bond,
               Association of Independent Colleges &
               Universities, (Allied Irish Bank LOC),
      4,900    Series C1, 4.35%, 5/1/01                                  4,900
      7,500    Series F3, 5.50%, 5/1/01                                  7,533

      3,125    Pennsylvania Housing Financing Agency SFM
               Revenue Bonds, Series 229 (AMT), 5.82%,
               10/6/00                                                   3,125

      7,000    Philadelphia Hospitals & Higher
               Education Facilities VRDN, Series B,
               Jefferson Health System, 4.375%, 3/27/01                  7,000

      4,730    Pittsburgh Urban Redevelopment
               Authority Mortgage Revenue Notes,
               Series C (AMT), FNMA, 4.70%, 5/22/01                      4,730

      3,800    Washington County IDR VRDN
               (AMT), Accutrex Products, Inc. (Mellon
               Bank LOC), 5.70%, 10/6/00                                 3,800
                                                                    ----------
                                                                       103,277
                                                                    ----------

               SOUTH CAROLINA - 0.4%
      5,000    South Carolina Jobs Economic
               Development Revenue VRDB, Virtual
               Image Technology LLC, Series 1998 (AMT)
               (Bank of America LOC), 5.75%, 10/6/00                     5,000

      5,175    South Carolina School Facilities
               G.O. ROC, Series 2000, 5.62%, 10/6/00                     5,175
                                                                    ----------
                                                                        10,175
                                                                    ----------

               SOUTH DAKOTA - 0.6%
      8,410    South Dakota Economic Development
               Finance Authority VRDB, Series 1996
               (AMT), Hastings Filters, Inc. Project
               (Harris Trust & Savings Bank LOC),
               5.50%, 10/6/00                                            8,410

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               SOUTH DAKOTA - 0.6% (CONT'D.)
    $ 7,280    South Dakota HDA Homeownership
               Revenue VRDB, Series 231 (AMT),
               5.87%, 10/6/00                                          $ 7,280
                                                                    ----------
                                                                        15,690
                                                                    ----------

               TENNESSEE - 2.4%
      3,500    Cumberland County Industrial
               Development Board VRDB (AMT),
               Delbar Products Inc., (PNC Bank LOC),
               5.60%, 10/6/00                                            3,500

      1,100    Dickson County IDR VRDB, Series 1996
               (AMT), Tennessee Bun Co. LLC Project
               (PNC Bank LOC), 5.60%, 10/6/00                            1,100

      6,000    Jackson City Industrial Development
               Board Waste Facility VRDB, Series 1995
               (AMT), Florida Steel Corp. Project
               (Bank of America LOC), 5.70%, 10/6/00                     6,000

      4,500    Johnson City Health & Education
               Facilities Refunding VRDB,
               Series 2000-A (MBIA Insured),
               5.60%, 10/6/00                                            4,500

      9,000    Knox County Health Education Housing
               VRDB, (Caisse des Depots et Consignations
               LOC), 5.60%, 10/6/00                                      9,000

     14,815    Memphis-Shelby County Airport
               Authority Airport Revenue VRDB (AMT)
               (AMBAC Insured), 5.55%, 10/6/00                          14,815

     13,675    Metropolitan Nashville & Davidson
               Counties Electric Revenue VRDN, Citicorp
               Eagle Trust Series 984201,
               5.62%, 10/6/00                                           13,675

      1,200    Metropolitan Nashville Health & Education
               VRDN, Adventist Health Systems, Series
               1996-A, (SunTrust Bank LOC), 5.47%, 10/6/00               1,200

   $  2,000    Morristown City Industrial Development
               Board VRDN, BOS Automotive Products,
               Series 1997 (AMT) (Hypo-Vereinsbank LOC),
               5.70%, 10/6/00                                          $ 2,000

      5,000    Nashville & Davidson County Housing
               Revenue VRDB (AMT), Old Hickory Towers
               Project (FHLB LOC),
               5.60%, 10/6/00                                            5,000

      3,695    Sevier County Public Building Authority
               Local Government Public Improvement
               VRDB, Series E-2 (AMT) (AMBAC Insured),
               5.60%, 10/6/00                                            3,695

      1,000    Shelby County Health & Education
               VRDN (AMT), Multifamily Housing-Arbor
               Lake Project (PNC Bank LOC),
               5.60%, 10/6/00                                            1,000
                                                                    ----------
                                                                        65,485
                                                                    ----------

               TEXAS - 18.1%
      8,950    Aldine Independent School District G.O.
               Refunding VRDB, Municipal Securities
               Trust Receipts, Series 1997 SGB 29, (PSF of
               Texas Gtd.), 5.62%, 10/6/00                               8,950

      6,630    Austin Water and Wastewater System
               VRDB, ABN AMRO Munitops Certificates,
               (MBIA Insured), 5.69%, 10/6/00                            6,630

      7,500    Austin Water and Wastewater System
               VRDB, First Union Merlot Series 2000,
               (MBIA Insured), 5.50%, 10/6/00                            7,500

     12,600    Bastrop Independent School District
               VRDN, Municipal Securities Trust
               Receipts, Series 1997 SGB 37 (PSF of
               Texas Gtd.), 5.62%, 10/6/00                              12,600

      9,770    Bexar County Housing Finance Corp.
               VRDB, Multifamily Housing Series PT-1238,
               Merrill Lynch Capital Services Inc.,
               5.77%, 10/6/00                                            9,770

     40,000    Brazos River Authority PCR Refunding
               VRDB, Series C3 (Bank of America Corp.
               LOC), 4.85%, 6/19/00                                     40,000


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
    $10,600    Brazos River Authority PCR VRDB,
               Series 1997-A (AMT), Texas Utilities
               Electric Co. Project (MBIA Insured),
               5.70%, 10/2/00                                          $10,600

      8,000    Brazos River Harbor District VRDB,
               Series 1996 (AMT), BASF Corp. Project
               (BASF Corp. Gtd.), 5.70%, 10/2/00                         8,000

      8,000    Brazos River Harbor Navigation District
               Brazoria County VRDN (AMT),
               (BASF Corp. Gtd.), 5.70%, 10/2/00                         8,000

      2,200    Brazos River Harbor Navigation VRDN
               (AMT), Dow Chemical Co. Project,
               (Dow Chemical Co. Gtd.),
               5.75%, 10/2/00                                            2,200

      5,000    Calhoun County Navigation IDA
               VRDN (AMT), Formosa Plastics Corp.
               USA (Bank of America Corp. LOC),
               5.55%, 10/6/00                                            5,000

      2,800    Comal Independent School District
               VRDN, ABN-AMRO MuniTops, Series 99-9
               (PSF of Texas Gtd.), 5.67%, 10/6/00                       2,800

      7,640    Cypress-Fairbanks Independent School
               District VRDB, Citibank Eagle Trust
               No. 4304, Series 2000, 5.30%, 10/6/00                     7,640

      7,295    Dallas G.O. Refunding VRDB, Morgan
               Stanley Floating Rate Certificates,
               Series 93, 5.62%, 10/6/00                                 7,295

      3,000    Dallas Ft. Worth Regional Airport
               Revenue Refunding Bonds, Citibank
               TOB, Series A  (FGIC Insured),
               4.35%, 11/1/00                                            3,000

     13,310    Dallas Ft. Worth Regional Airport
               Revenue Refunding Bonds, Soc Gen
               Municipal Trust No. 5, Series 1995,
               (FGIC Insured), 5.62%, 10/6/00                           13,310

      8,000    Denton County Independent School
               District G.O.Bonds, Series B, (PSF of
               Texas Gtd.), 4.40%, 8/15/01                               8,000

    $ 3,500    El Paso City Housing Financing Corp.
               VRDB, Series 1993 (AMT), Viva
               Apartments Project (General Electric
               Corp. LOC), 5.95%, 10/6/00                         $      3,500

      7,790    Galveston County Housing Finance
               Corp. SFM VRDN, P-Floats,
               Series PT-205 (AMT) (Colld. by U.S.
               Government Securities), 5.67%, 10/6/00                    7,790

      8,400    Greater Texas Student Loan Revenue
               Bonds, Series A (AMT) (SLMA LOC),
               4.22%, 2/1/01                                             8,400

      4,525    Harris County Development Corp. IDR
               VRDB, North American Galvanizing,
               Series 2000 (AMT) (Bank One LOC),
               5.75%, 10/6/00                                            4,525

      4,000    Harris County IDA Solid Waste
               Disposal VRDB (AMT), Deer Park
               Refining, 5.75%, 10/2/00                                  4,000

     11,510    Harris County G.O. Subordinate Lien
               Toll Road VRDB, Series 1999,
               5.50%, 10/6/00                                           11,510

     11,420    Harris County Toll Road Unlimited
               Tax Revenue VRDN, Citicorp Eagle
               Trust No. 954302, Series 1994-A,
               5.62%, 10/6/00                                           11,420

     11,880    Harris County Toll Road Unlimited
               Tax Subordinate Lien Revenue VRDN,
               Series CR138, 5.62%, 10/6/00                             11,880

      8,000    Hockley County Industrial Development
               Corp. PCR VRDB, Amoco Project, (Amoco
               Oil Co. Gtd.), 4.30%, 11/1/00                             8,000

      9,485    Houston Higher Education Financing
               Authority VRDB, Soc Gen Municipal
               Trust No. 83, Rice University Project,
               5.70%, 10/6/00                                            9,485

      2,000    Houston Water and Sewer VRDB,
               Citicorp TOB, Series CR-2L,
               (MBIA Insured), 5.50%, 10/6/00                            2,000


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               TEXAS - 18.1% (CONT'D.)
    $ 7,240    Lower Colorado River Authority
               Revenue Bonds, Series A (AMBAC Insured),
               4.00%, 11/9/00                                          $ 7,240

      2,100    North Texas Higher Educational
               Authority Student Loan Revenue VRDB,
               Series 1996-C (AMT) (AMBAC Insured),
               5.50%, 10/6/00                                            2,100

     16,600    Nueces River Authority Water Supply
               VRDN, Series 97430, Corpus Christi
               Lake Project (FSA Insured),
               5.62%, 10/6/00                                           16,600

      5,000    Port Arthur Navigation District
               Revenue VRDN, Series 1998 (AMT),
               BASF Corp. Project  (BASF Corp. Gtd.),
               5.70%, 10/2/00                                            5,000

     18,425    Port Arthur Navigation District VRDN,
               Series 1998 (AMT), Fina Oil &
               Chemical Co. Project (Fina, Inc. Gtd.),
               5.75%, 10/2/00                                           18,425

               Port of Corpus Christi VRDN (AMT),Koch
               Refining Co. Project (Koch Industries Gtd.)
     48,400    5.65%, 10/6/00                                           48,400

     25,000    Series 1996, 5.65%, 10/6/00                              25,000

      9,000    Sabine River PCR VRDN, Series 1996-B,
               Texas Utilities Electric Co. Project,
               (AMBAC Insured), 5.65%, 10/2/00                           9,000

      2,970    San Antonio Airport Revenue Refunding VRDN,
               Series 1993, Citicorp Eagle Trust No. 96C4304
               (AMBAC Insured), 5.67%, 10/6/00                           2,970

               State of Texas TRAN, Lehman Daily
               Floating Trust Receipts, Series 2000,
     20,000    5.65%, 10/2/00                                           20,000

     16,000    5.60%, 10/6/00                                           16,000

     42,000    State of Texas TRAN, Series A,
               5.25%, 8/31/00                                           42,356

     12,900    Tarrant County Water Control District
               Refunding & Improvement VRDN,
               Series 1999, (Colld. By U.S. Government
               Securities), 5.75%, 3/1/01                               12,971

    $ 4,015    Texas A&M
               University Financing System
               Revenue Bonds, Morgan Stanley Floating
               Rate Trust Certificates 2000, Series 300,
               5.62%, 10/6/00                                          $ 4,015

      5,666    Texas Department of Housing & Community
               Affairs SFM VRDB, Merrill P-Floats PA-128
               (AMT) (MBIA Insured), 5.67%, 10/6/00                      5,666

      4,050    Texas State Department Housing and
               Community Affairs Residential Mortgage
               Revenue P-Floats-Pt 1192, 4.45%, 10/12/00                 4,050

      2,470    Texas Veterans Housing Assistance G.O.
               Bond, Series 1999-B (AMT), Merrill P-Floats
               PT-453, 4.45%, 2/8/01                                     2,470

        700    Trinity River IDA VRDB, ADP Inc. Project,
               (ADP Inc. Gtd.), 5.65%, 10/2/00                             700
                                                                    ----------
                                                                       486,768
                                                                    ----------

               UTAH - 1.3%
      4,800    Intermountain Power Agency Supply
               Revenue VRDN, Eagle Trust CR-331
               (FSA Insured), 5.62%, 10/6/00                             4,800

      7,665    Intermountain Power Agency Revenue
               VRDB, ML/SG Trusts, Series 1995
               SG-6 (FSA Insured), 5.62%, 10/6/00                        7,665

     13,300    Utah Housing Financing Agency VRDN,
               Series 1999-4 (AMT), 5.60%, 10/6/00                      13,300

     10,000    Utah Housing Financing Agency VRDN,
               Series 2000 C-1 (AMT), (FHA Gtd.)
               5.60%, 10/6/00                                           10,000
                                                                    ----------
                                                                        35,765
                                                                    ----------

               VERMONT - 0.7%
               Vermont Housing Finance Agency
               Single Family Housing Notes (AMT)
     17,500    Series 12C, 4.25%, 3/9/01                                17,500
                                                                    ----------

               VIRGINIA - 1.7%
      3,400    Botetourt County IDA IDR VRDN
               (AMT), Valley Forge Co. Project
               (Harris Trust & Savings Bank LOC),
               5.55%, 10/6/00                                            3,400


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------

    $ 2,060    Emporia City IDA IDR Bonds,
               Series 1999 (AMT) (Bank of America LOC),
               5.70%, 10/6/00                                          $ 2,060

      3,600    Halifax County IDA VRDN,
               Series 1998 (AMT), D-Scan, Inc.
               Project (Bank of America LOC),
               5.70%, 10/6/00                                            3,600

     16,800    Norfolk City G.O. Bonds, Eagle Trust
               Series 944601,
               5.62%, 10/6/00                                           16,800

      3,400    Virginia College Building Authority
               Bonds, Equipment Leasing Program,
               4.25%, 2/1/01                                             3,400

      5,560    Virgina Commonwealth Transportation
               Board Revenue VRDB, US Route 58
               Corridor, Eagle Trust Series 994601,
               5.62%, 10/6/00                                            5,560

     11,815    Virginia State G.O. Bonds, Citicorp
               Eagle Trust Series 954601,
               5.62%, 10/6/00                                           11,815
                                                                    ----------
                                                                        46,635
                                                                    ----------

               WASHINGTON - 4.9%
     10,000    Chelan County Public Utilities District
               No. 1 VRDN, Series A (AMT),
               5.55%, 10/6/00                                           10,000

      1,000    Kent City Economic Development Corp.
               IDR VRDN, Associated Grocers Project
               (Bank of America LOC), 5.10%, 10/6/00                     1,000

      7,175    King County Housing Authority VRDN
               (AMT), Overlake Todd Project, (Bank of
               America LOC), 5.70%, 10/6/00                              7,175

      1,550    King County G.O. Public Transportation
               Sales Tax Bonds, 4.625%, 12/1/00                          1,551

      9,525    King County Sewer Revenue VRDB, Merlot Series
               2000 E (FGIC Insured), 5.50%, 10/6/00                     9,525

      3,215    Port of Seattle G.O. VRDN, Series 23 (AMT),
               5.72%, 10/6/00                                            3,215

    $ 2,075    Snohomish County G.O. Refunding
               Bonds, School District No. 15 (FGIC
               Insured), 4.50%, 12/1/00                                $ 2,076

      4,125    Washington Economic Development
               Finance Authority VRDB, American
               Millwork Project, Series 2000-C (AMT),
               (FHLB LOC), 5.50%, 10/6/00                                4,125

      5,000    Washington Public Power Supply System Revenue
               Bonds, Nuclear Project No. 2, Merrill
               P-Floats PT-432, (Colld. By U.S.
               Government Securities), 4.50%, 6/14/01                    5,000

     21,200    Washington Public Power Supply System
               Revenue VRDN, Citicorp Eagle Trust
               Series 944701, 5.72%, 10/6/00                            21,200

               Washington State G.O. Refunding VRDB,
     13,300    Eagle Trust Series 1993-B, 5.62%, 10/6/00                13,300
     27,095    Eagle Trust Series 1993-C, 5.62%, 10/6/00                27,095

      9,950    Washington State G.O. VRDN,
               Smith Barney SGB-13, Series 1993 B,
               5.62%, 10/6/00                                            9,950

      4,000    Washington State Housing Finance
               Commision Single Family Program Notes,
               Series 1A-S (AMT), 4.20%, 2/1/01                          4,000

      5,300    Washington State Housing Finance
               Commision Mortgage Revenue VRDB,
               Wandering Creek, Series 1995 (AMT)
               (FHLMC Gtd.), 5.95%, 10/6/00                              5,300

      8,665    Washington State Various Purpose G.O.
               VRDB, Eagle Trust Series No. 20004701,
               Series 2000-B, 5.62%, 10/6/00                             8,665
                                                                    ----------
                                                                       133,177
                                                                    ----------

               WEST VIRGINIA - 1.3%
               Marion County Solid Waste Disposal
               Revenue VRDB, Granttown Project,
               (National Westminster Bank LOC),
      3,300    Series B (AMT), 5.50%, 10/6/00                            3,300
     21,100    Series C (AMT), 5.50%, 10/6/00                           21,100


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 99.3%
               (CONT'D.)

               WEST VIRGINIA - 1.3% (CONT'D.)
    $ 2,000    Ritchie County IDR VRDN, Simonton
               Building Products  (PNC Bank LOC),
               5.60%, 10/6/00                                          $ 2,000

      4,500    West Virginia Economic Development
               Authority IDR VRDN, Series 1999 (AMT),
               Rubberlite, Inc. Project (Bank of
               America LOC), 5.75%, 10/6/00                              4,500

      5,000    West Virginia Water Development Authority
               Bonds, Water Development Revenue Loan
               Program II, Series A (Colld. By U.S.
               Government Securities), 7.70%, 11/1/00                    5,115
                                                                    ----------
                                                                        36,015
                                                                    ----------

               WISCONSIN - 3.7%
      2,300    Fond Du Lac BAN, 4.40%, 5/1/01                            2,300

      3,150    Menomonie Area School District BAN,
               4.25%, 11/1/00                                            3,150

      5,000    Milwaukee City Promissory Notes,
               Series 2000 A, 5.60%, 10/6/00                             5,000

      2,180    Milwaukee County Airport G.O. Refunding
               VRDB, Series 1996 A, (AMBAC Insured),
               5.00%, 10/1/00                                            2,180

      5,515    Milwaukee Metropolitan Sewerage District
               G.O. Refunding Bonds, P-Float PT-1173,
               Series 1997 A, 4.45%, 9/20/01                             5,515

      5,000    Milwaukee Metropolitan Sewerage
               District VRDB, Series A, 4.25%, 10/1/00                   5,000

      2,775    Milwaukee Redevelopment Authority
               Refunding VRDB, Starline Manufacturing,
               Inc., Series 1996 (AMT) (Harris Trust &
               Savings Bank LOC), 5.55%, 10/6/00                         2,775

      5,325    Oak Creek IDR VRDB, Series 1999 A
               (AMT), Fort Howard Steel, Inc. Project
               (Bank One LOC), 5.75%, 10/6/00                            5,325

    $ 4,290    Pewaukee IDR VRDB, Series 1992 (AMT), HUSCO
               International, Inc. Project (Bank One LOC),
               5.65%, 10/6/00                                          $ 4,290

        850    Sheboygan PCR Bonds, Series 1995,
               Wisconsin Electric Power Co. Project
               (Wisconsin Electric Co. Gtd.),
               5.45%, 10/6/00                                              850

      3,600    Two Rivers Public School District BAN,
               5.10%, 3/1/01                                             3,602

     11,550    Wisconsin Clean Water Revenue Bonds, Merrill
               Lynch P-Floats PT-1181, Series 1999, 4.45%,
               8/9/01                                                   11,550

      4,000    Wisconsin Health & Education Facilities
               Authority Revenue Bonds, Medical
               College of Wisconsin, Series 1 (Colld. By
               U.S. Government Securities), 7.25%, 12/1/00               4,079

      2,000    Wisconsin Health & Education Revenue
               VRDB, Froedtert Memorial Lutheran
               Hospital Trust, Series 1997, (Marshall &
               Ilsley Bank LOC), 5.50%, 10/6/00                          2,000

      3,172    Wisconsin Health & Education Revenue VRDB,
               Sinai Samaritan Medical Center, Series 94 A
               (Marshall & Ilsley Bank LOC), 5.50%,
               10/6/00                                                   3,172

     10,000    Wisconsin Housing & Economic
               Development Authority Revenue Floating
               Rate Trust Receipts, Series 1997 (AMT),
               5.70%, 10/6/00                                           10,000

     30,000    Wisconsin Housing & Economic
               Development Authority Single Family
               Drawdown Revenue VRDB, Series PT-323
               (AMT), 5.72%, 10/6/00                                    30,000
                                                                    ----------
                                                                       100,788
                                                                    ----------

               WYOMING - 0.1%
      1,500    Lincoln County PCR VRDB, Pacificorp
               Project, 5.60%, 10/6/00                                   1,500

      2,000    Sweetwater County PCR VRDB, Series 1984,
               Pacificorp Project, 5.75%, 10/2/00                        2,000
                                                                    ----------
                                                                         3,500
                                                                    ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report



PRINCIPAL
AMOUNT                                                                     VALUE
(000S)                                                                    (000S)
--------------------------------------------------------------------------------
               MULTIPLE STATES POOLED SECURITIES - 1.1%
    $13,900    Pooled Puttable Float Option, Series
               PPT-7D (AMT)(Backed by Various
               Housing Agencies),
               4.50%, 1/25/01                                        $  13,900

        765    Pooled Puttable Floating Option,
               Series PPT-2 (AMT)(Backed by AK HFC),
               5.95%, 10/2/00                                              765

     14,540    Greystone County Variable Rate Senior
               Certificate Trust, Series 1998-1
               (Credit Suisse First Boston LOC),
               5.58%, 10/6/00                                           14,540
                                                                    ----------
                                                                        29,205
                                                                    ----------

               Total Municipal Investments
               (Cost $2,675,102)                                     2,675,102
                                                                    ----------

NUMBER OF SHARES                                                           VALUE
(000s)                                                                    (000S)
--------------------------------------------------------------------------------

               OTHER - 0.1%

        849    AIM Tax Free Money Market Fund                         $    849

        800    Dreyfus Tax-Exempt Cash
               Management Fund                                             800

      1,133    Federated Municipal Obligations Fund                      1,133

        320    Federated Tax Free Trust Money Market
               Fund No. 15                                                 320

        500    Federated Tax Free Trust Money Market
               Fund No. 73                                                 500

        219    Provident Municipal Cash Fund (AMT)                         219

        298    Provident Municipal Fund                                    298
                                                                    ----------

               Total Other
               (Cost $4,119)                                             4,119
                                                                    ----------

               Total Investments - 99.4%
               (Cost $2,679,221)                                     2,679,221

               Other Assets less Liabilities - 0.6%                     15,569
                                                                    ----------

               NET ASSETS - 100.0%                                  $2,694,790
                                                                    ==========

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS 98.9%

              CALIFORNIA 87.8%
  $  3,000    Adelanto Public Utilities Authority
              Revenue Bonds, Series 2000 B, Utility
              System Project (California State Teachers
              Retirement System LOC),
              4.65%, 10/6/00                                       $    3,000
     3,580    Anaheim California Housing Authority,
              Multifamily Housing Cobblestone
              Apartments, Series 2000 (AMT)
              (FNMA LOC)
              4.50%, 10/6/00                                            3,580
     2,500    Anaheim Union High School District
              COP, 1999 School Facility Bridge
              (FSA Insured),
              4.50%, 10/6/00                                            2,500
     1,100    California Alternative Energy Source
              Cogeneration Revenue (AMT), General
              Electric Capital Project,
              4.45%, 10/6/00                                            1,100
     6,000    California Community College Financing
              Authority, TRAN, Series 2000 B,
              5.00%, 8/3/01                                             6,059
    10,000    California Economic Development
              Financial Authority Revenue Bond,
              Series 2000, California Independent
              System Operator Corp. Project
              (MBIA Insured),
              4.40%, 10/2/00                                           10,000
     6,000    California Health Facilities Financing
              Authority FRN, Morgan Stanley Muni
              Trust, Series 1998-26, Kaiser Permanente
              (FSA Insured),
              4.82%, 10/6/00                                            6,000
       800    California Health Facilities Financing
              Authority Revenue Bonds, Series 1991,
              Children's Hospital (MBIA Insured),
              4.40%, 10/6/00                                              800
              California HFA Home Mortgage Revenue
              FRN,
     1,060    Series 1991G, Merrill P-Floats PT-40D (AMT),
              4.05%, 2/22/01                                            1,060
     5,440    Series 1993 B, Merrill P-Floats PT-14,
              4.10%, 10/6/00                                            5,440
  $  4,000    California HFA Home Mortgage
              Revenue FRN, Series S (AMT),
              4.25%, 8/1/01                                        $    4,000
     7,330    California HFA Housing Revenue FRN,
              Series A-2 PT-258 (AMT), SFM Bonds,
              4.60%, 10/6/00                                            7,330
     7,125    California HFA Multifamily Housing
              Revenue FRN, Series III-D A (AMT)
              (Morgan Guaranty Trust Co. LOC),
              2.65%, 10/6/00                                            7,125
     2,900    California HFA Multi-Unit Housing
              Revenue FRN, Series 92A CR-231
              (MBIA Insured),
              4.82%, 10/6/00                                            2,900
       600    California Pollution Control Finance
              Authority Bond Series F, Pacific
              Gas & Electric Co. (BNP Paribas LOC)
              4.70%, 10/2/00                                              600
       400    California Pollution Control Finance
              Authority PCR Bonds, Series 1994 (AMT),
              Atlantic Richfield Co. Project (Atlantic
              Richfield Co. Gtd.),
              4.70%, 10/2/00                                              400
     1,300    California Pollution Control Finance
              Authority PCR Bond, Series 1997 A,
              Pacific Gas & Electric Co. (Toronto
              Dominion Bank LOC)
              4.70%, 10/2/00                                            1,300
     2,050    California Pollution Control Finance Authority
              PCR Bond, Series 1997 B (AMT), Air Products
              Manufacturing Co. (Air Products & Chemicals Corp.
              Gtd.), 4.70%, 10/6/00                                     2,050
     7,995    California Rural Home Mortgage
              Finance Authority, Series B, P-Floats
              PT-346 (AMT), SFM Backed Securities
              (Colld. By U.S. Government Securities),
              4.60%, 10/6/00                                            7,995
     7,000    California School Cash Reserve Program
              Authority Pool Bonds, Series 2000 A,
              5.25%, 7/3/01                                             7,050
     2,200    California School Facilities Financing
              Corp. COP, Series D (KBC Bank LOC),
              4.30%, 10/6/00                                            2,200


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                             NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
  $  7,455    California State Department of Water
              Resources VRDN, ML/SG Muni Trust
              Receipts, Series SG-5, CVP,
              4.52%, 10/6/00                                       $    7,455
    20,190    California State G.O. Bank of America
              Corp. Variable Rate Certificate,
              Series 1997 H (Colld. By
              U.S. Government Securities),
              5.62%, 10/6/00                                           20,190
     7,300    California State G.O. Bonds
              4.75%, 10/6/00                                            7,300
              California State G.O., Citibank TOB
              (FGIC Insured),
     8,200    Series CR-52, 5.55%, 10/6/00                              8,200
     1,700    Series 5027 C, 5.55%, 10/6/00                             1,700
     4,000    California State G.O. CP, Series A
              3.85%, 12/5/00                                            4,000
     8,000    California State G.O., Eagle Trust,
              Series 990501,
              4.82%, 10/6/00                                            8,000
     5,000    California State G.O., Merlot Series,
              4.75%, 10/6/00                                            5,000
     9,640    California State G.O., Revenue
              Refunding Bonds, P-Floats PT 1194,
              3.70%, 10/19/00                                           9,640
     2,600    California State Public Works Board,
              Series 2000-B, Bank of America Variable
              Rate Certificates, Series 1993-A, University
              of California, (MBIA Insured),
              4.77%, 10/6/00                                            2,600
    18,800    California State Universities & Colleges
              Revenue Bonds, Various Series
              (AMBAC Insured),
              5.50%, 10/6/00                                           18,800
     5,000    California State Veterans G.O. Bonds,
              Merlot Series 2000-A (AMT)
              (AMBAC Insured),
              4.80%, 10/6/00                                            5,000
     8,330    California State Veterans G.O. Bonds
              P-Floats PT-365 (AMT),
              4.60%, 10/6/00                                            8,330
     3,500    California Statewide Community
              Development Authority IDR Bonds,
              Series 1998 A (AMT), A & B Die
              Casting Co. (Bank of America LOC),
              4.45%, 10/6/00                                            3,500
  $  1,550    California Statewide Community
              Development Authority Multifamily
              Housing Revenue Bond, Series S (AMT),
              Concord Green Apartments (FHLB LOC),
              4.45%, 10/6/00                                       $    1,550
     1,300    California Statewide Community
              Development Authority, Series C (AMT),
              Nichols Pistachio Project
              (Bank of America LOC),
              4.45%, 10/6/00                                            1,300
     5,500    California Statewide Community
              Development Authority TRAN, Series A,
              5.25%, 6/29/01                                            5,538
     2,500    Campbell Union School District G.O.
              TRAN, Series 1999,
              4.25%, 11/1/00                                            2,501
     1,100    Chico Multifamily Housing Revenue
              Bonds, Series 1993 A, Ceres Plaza Project
              (Chase Manhattan Bank LOC),
              4.40%, 10/6/00                                            1,100
              Chula Vista IDR Bond, San Diego
              Gas & Electric Co. (San Diego Gas &
              Electric Co. Gtd.),
       800    Series 1996 A, 5.00%, 10/2/00                               800
    13,320    Series 1996 B (AMT), 5.10%, 10/2/00                      13,320
    17,835    Contra Costa County Home Mortgage
              Revenue Bank of America Variable Rate
              Certificates, Series 1997 C (Colld. by U.S.
              Government Securities),
              4.77%, 10/6/00                                           17,835
     4,900    Contra Costa County Multifamily Housing
              Revenue Bonds, Delta Square Apartments
              (Colld. by U.S. Government Securities),
              4.30%, 10/6/00                                            4,900
     6,000    Contra Costa County Multifamily
              Housing Revenue Bonds (AMT), Lafayette
              Town Center Apartments (Colld. by U.S.
              Government Securities),
              4.45%, 10/6/00                                            6,000
     1,500    Dry Creek California Joint Elementary
              School District TRAN,
              4.50%, 10/1/01                                            1,507

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS  98.9% (CONT'D.)
              CALIFORNIA  87.8% (CONT'D)
  $  1,200    Hayward California Multifamily Housing
              Revenue Bonds, Series 1984 A, Shorewood
              Apartment Project (FGIC Insured),
              4.40%, 10/6/00                                       $    1,200
     9,500    Irvine California Assessment District
              No. 87-8, Limited Obligation
              Improvement Bonds (KBC Bank LOC),
              4.75%, 10/2/00                                            9,500
     1,748    Irvine California Assessment District
              No. 95-12, Limited Obligation
              Improvement Bonds (KBC Bank LOC),
              4.75%, 10/2/00                                            1,748
     2,092    Irvine California Assessment District
              No. 97-17, Limited Obligation
              Improvement Bonds
              (Hypo Vereinsbank LOC),
              4.75%, 10/2/00                                            2,092
              Kern County Public Facilities Project COP
              (Bayerische Landesbank LOC),
     2,200    Series A, 4.50%, 10/6/00                                  2,200
     4,700    Series D, 4.50%, 10/6/00                                  4,700
       900    Lancaster California Redevelopment
              Agency Revenue Bonds, Westwood
              Park Apartments, Series K
              (Bank of America Corp. LOC),
              4.30%, 10/6/00                                              900
     1,525    Los Angeles Convention and Exhibition
              Center Revenue VRDN, Series 1993 PA-88,
              Merrill P-Floats (MBIA Insured),
              4.52%, 10/6/00                                            1,525
     5,000    Los Angles County Schools Pooled
              Finance Program TRAN, Series A,
              5.00%, 7/2/01                                             5,026
     3,000    Los Angeles County 2000 TRAN, Series A,
              5.00%, 6/29/01                                            3,018
     4,975    Los Angeles Multifamily Housing Revenue
              Refunding Bonds, Watts/Athens
              Apartments, Series 2000 A (FHLB LOC),
              4.40%, 10/6/00                                            4,975
              Los Angeles Unified School District G.O.
              Bonds (FGIC Insured),
     6,495    SSB ROC No. 24, 4.82%, 10/6/00                            6,495
     5,650    SSB ROC No. 25, 4.82%, 10/6/00                            5,650
  $  3,000    Oakland California Revenue Bonds,
              Merlot Series 2000 M (AMBAC Insured),
              4.75%, 10/6/00                                       $    3,000
     5,000    Orange County Apartment Development
              Housing Revenue Bonds (AMT),
              Wood Canyon Villas Issue B of 1991
              (Bank of America Corp. LOC),
              4.55%, 10/6/00                                            5,000
     8,000    Orange County Limited Obligation
              Improvement Bonds, Irvine Coast
              Assessment District No. 88-1
              (Societe Generale LOC),
              4.75%, 10/2/00                                            8,000
     2,300    Orange County Multifamily Housing
              Revenue Bond, Series 1992 A, Heritage
              Pointe Project (Allied Irish Bank LOC),
              4.35%, 10/6/00                                            2,300
     2,400    Orange County Sanitation Districts 1-3,
              5-7, & 11, COP, Series 1992 (AMBAC
              Insured), 4.40%, 10/6/00                                  2,400
     1,100    Orange County Sanitation Districts 1-3,
              6-7, & 11, Series C (FGIC Insured),
              5.00%, 10/2/00                                            1,100
     3,200    Palmdale Community Redevelopment
              Mortgage Revenue Bonds, First Union,
              Merlot Series 2000 TTT (AMT)
              (Colld. by U.S. Government Securities),
              4.05%, 9/1/01                                             3,200
              Peninsula Corridor Joint Powers Board,
              Grant Anticipation Notes, Series B
              (Peninsula Corridor Joint Powers
              Bond GIC),
     7,500    4.85%, 6/7/01                                             7,525
     3,000    4.40%, 7/25/01                                            3,005
     5,000    Peninsula Corridor Joint Powers Farebox
              Revenue Bonds, Series A,
              4.45%, 10/13/00                                           5,001
              Placer County Office of Education TRAN,
     1,080    4.125%, 10/2/00                                           1,080
       980    4.50%, 10/2/00                                              985
     4,295    Port of Oakland Revenue Bonds,
              Series 2000 K (AMT), Paine Webber
              Robins 13 Class F (FGIC Insured),
              5.12%, 10/6/00                                            4,295

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                             NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
  $  1,400    Riverside County Multifamily Housing
              Revenue FRN, Series A, Ambergate
              Apartments (Union Bank of
              California LOC),
              4.65%, 10/6/00                                       $    1,400
     2,400    Rocklin Unified School District TRAN,
              4.125%, 10/2/00                                           2,400
     2,600    Sacramento County Sanitation District
              Revenue Bonds, Series 2000 SSS,
              First Union Merlot (Colld. by U.S.
              Government Securities),
              4.10%, 8/1/01                                             2,600
     8,000    San Bernardino County Unified School
              District 1999 TRAN,
              4.25%, 12/7/00                                            8,007
    12,600    San Diego Housing Authority Multifamily
              Housing Revenue Bonds (AMT), Stratton
              Apartments, Series 2000 A (FNMA Gtd.),
              4.45%, 10/6/00                                           12,600
     3,955    San Diego Public Facilities Financing
              Authority Sewer Revenue Bonds, ML/SG
              Muni Trust SG-24 (AMBAC Insured),
              4.52%, 10/6/00                                            3,955
     5,175    San Francisco City and County Airport
              Commission International Airport
              Revenue FRN, Second Series (AMT),
              PA-661R (FSA Insured),
              4.60%, 10/6/00                                            5,175
     4,975    San Francisco City and County G.O.
              Variable Rate Certificates, Series 1996-AA6
              (FGIC Insured),
              4.77%, 10/6/00                                            4,975
       445    Santa Clara County Housing Authority
              VRDN, Series A (AMT), Multifamily
              Avenida Espana Gardens (Union Bank
              of California LOC),
              4.80%, 10/6/00                                              445
     4,000    Solano County TRAN, Series B
              4.50%, 12/15/00                                           4,006
     6,000    University of California Revenue Bonds,
              Eagle Trust Series No. 20000504, Series K,
              4.82%, 10/6/00                                            6,000
  $  6,400    Victor Valley Joint Unified High School
              District 1999 TRAN,
              4.25%, 11/15/00                                      $    6,404
     3,800    Western Placer Unified School District
              2000 TRAN
              4.50%, 10/1/01                                            3,818
     2,415    Windsor Multifamily Housing Revenue
              Bonds, Series 1995 A (AMT), Oakmont at
              Windsor Project (Chase Manhattan
              Bank, LOC),
              4.55%, 10/6/00                                            2,415
                                                                   ----------
                                                                      408,675
                                                                   ----------

              PUERTO RICO - 11.1%
              Government Development Bank for
              Puerto Rico Tax-Exempt CP,
     3,000    4.35%, 11/16/00                                           3,000
     1,500    3.90%, 12/7/00                                            1,500
     4,650    3.90%, 2/27/01                                            4,650
     4,035    Puerto Rico Commonwealth Highway and
              Transportation Authority TRB, Salomn
              Smith Barney ROC (MBIA Insured),
              4.82%, 10/6/00                                            4,035
     4,000    Puerto Rico Commonwealth Highway and
              Transportation Authority TRB, Series A
              (AMBAC Insured),
              4.50%, 10/6/00                                            4,000
     9,000    Puerto Rico Commonwealth Highway
              and Transportation Authority TRB,
              Series B, Paine Weber Robin 14, Class F
              (MBIA Insured),
              5.07%, 10/6/00                                            9,000
    12,900    Puerto Rico Electric Power Authority
              Revenue Bonds, Salmon Smith Barney
              ROC (FSA Insured),
              4.82%, 10/6/00                                           12,900
     4,675    Puerto Rico Housing Finance Authority
              Mortgage Revenue Bonds, Series 2000 R,
              Bank of America Variable Rate Certificates
              (Colld. by U.S. Government Securities),
              3.80%, 9/6/01                                             4,675



                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS 98.9% (CONT'D.)

              PUERTO RICO - 11.1% (CONT'D)
  $  3,000    Puerto Rico Industrial Medical &
              Environmental PCR Bonds, Series 1983 A,
              Merck & Co. (Merck & Co. Gtd.),
              3.80, 12/1/00                                             3,000
     5,000    Puerto Rico Municipal Finance Agency
              G.O. Bonds ROC, Series 2000 R-17,
              (FSA Insured)
              4.82, 10/6/00                                        $    5,000
                                                                   ----------
                                                                       51,760
                                                                   ----------

              Total Municipal Investments
              (cost $460,435)                                         460,435
                                                                   ----------
NUMBER
OF SHARES
(000s)
-----------------------------------------------------------------------------
              OTHER - 0.1%

       470    Federated Tax-Exempt Money Market
              Fund No. 80                                          $      470
       236    Shearson Cal Money Fund Money Fund
              No. 52                                                      236
                                                                   ----------

              Total Other (cost $706)                                     706
                                                                   ----------

              Total Investments - 99.0%
              (cost $461,141)                                         461,141

              Other Assets less Liabilities - 1.0%                      4,415
                                                                   ----------

              NET ASSETS - 100.0%                                  $  465,556
                                                                   ==========


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (UNAUDITED)

1. ORGANIZATION

Northern Funds, (the "Trust") is a Delaware business trust, which was formed on February 7, 2000, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective. The Funds were formerly series of Northern Funds, a Massachusetts business trust, and were reorganized into the Trust on July 31, 2000.

     The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as co-administrator, custodian, fund accountant and transfer agent for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

E DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.

          Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

          The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

          During the six months ended September 30, 2000, all of the dividends derived from net investment income paid by each of the Municipal Money Market and California Municipal Money Market Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Municipal Money Market Fund were "California exempt-interest dividends," exempt from California state personal income tax.

F FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.


3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. Northern Trust has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:


                         ANNUAL      ADVISORY
                        ADVISORY    FEES AFTER    EXPENSE
                          FEES        WAIVERS   LIMITATIONS
-----------------------------------------------------------
Money Market               0.60%       0.40%       0.55%
U.S. Government
   Money Market            0.60%       0.40%       0.55%
U.S. Government Select
   Money Market            0.60%       0.40%       0.55%
Municipal Money
   Market                  0.60%       0.40%       0.55%
California Municipal
   Money Market            0.60%       0.40%       0.55%
-----------------------------------------------------------

     The waivers and reimbursements of Northern Trust described above are voluntary and may be terminated by Northern Trust at any time at its discretion.

     The Funds have a co-administration agreement with Northern Trust and PFPC,Inc. ("the co-administrators"), for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4. BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the Fed Funds rate.

      As of September 30, 2000, there were no outstanding borrowings.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.



Northern Funds Distributors, LLC, an independent third party.


[NORTHERN FUNDS LOGO]

P.O. Box 75986
Chicago, IL  60675-5986
(800) 595-9111

PRESORTED STANDARD U.S. POSTAGE PAID CHICAGO, IL  PERMIT NO. 941